UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.04%

COMMON STOCKS 0.45%

Media: Cable 0.36%

Charter Communications, Inc. Class A*	5	$160,424
Charter Communications, Inc. Class A*(a)	45	1,568,819

Total		1,729,243

Multi-Line Insurance 0.09%

MetLife, Inc.	11	458,711

Total Common Stocks (cost $1,231,045)		2,187,954

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 11.32%

Aerospace/Defense 0.63%

Alliant Techsystems, Inc.	2.75%	2/15/2024	$750	808,125
GenCorp, Inc.	2.25%	11/15/2024	675	637,031
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	1,500	1,586,250

Total				3,031,406

Agriculture 0.29%

Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,394,750

Automotive 0.31%

Ford Motor Co.	4.25%	11/15/2016	1,000	1,501,250

Beverages 0.36%

Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	1,000	898,750
Molson Coors Brewing Co.	2.50%	7/30/2013	750	818,437

Total				1,717,187

Chemicals 0.12%

Ferro Corp.	6.50%	8/15/2013	600	580,500

Computer Hardware 1.01%

Intel Corp.	2.95%	12/15/2035	1,250	1,232,813
NetApp, Inc.	1.75%	6/1/2013	1,250	1,470,312
SanDisk Corp.	1.00%	5/15/2013	2,500	2,171,875

Total				4,875,000

Consumer/Commercial/Lease Financing 0.15%

ProLogis	3.25%	3/15/2015	725	732,250

Diversified Capital Goods 0.12%

Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	300	600,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics 0.35%

Itron, Inc.	2.50%	8/1/2026	$1,400	$1,715,000

Health Services 0.55%
Fisher Scientific International, Inc.	3.25%	3/1/2024	500	674,375
Human Genome Sciences, Inc.	2.25%	10/15/2011	500	1,002,500
NuVasive, Inc.†	2.25%	3/15/2013	800	961,000

Total				2,637,875

Integrated Energy 0.22%

Evergreen Solar, Inc.	4.00%	7/15/2013	550	283,938
SunPower Corp.	4.75%	4/15/2014	825	788,906

Total				1,072,844

Investments & Miscellaneous Financial Services 0.29%

Textron, Inc.	4.50%	5/1/2013	800	1,392,000

Machinery 0.37%

Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	1,806,250

Media: Broadcast 0.16%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	795,338

Media: Diversified 0.32%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	754,500
Virgin Media, Inc.	6.50%	11/15/2016	625	769,531

Total				1,524,031

Metals/Mining (Excluding Steel) 0.57%

Newmont Mining Corp.	1.25%	7/15/2014	800	1,031,000
Newmont Mining Corp.	3.00%	2/15/2012	500	635,625
Patriot Coal Corp.	3.25%	5/31/2013	350	300,562
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	500	788,125

Total				2,755,312

Non-Food & Drug Retailers 0.09%

Saks, Inc.†	7.50%	12/1/2013	230	413,138

Oil Field Equipment & Services 0.08%

Hanover Compressor Co.	4.75%	1/15/2014	400	382,500

Pharmaceuticals 1.46%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	946,250
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,000	1,510,000
Gilead Sciences, Inc.	0.625%	5/1/2013	1,600	2,022,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals (continued)

Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	$2,000	$2,590,000

Total				7,068,250

Printing & Publishing 0.10%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	497,500

Real Estate Development & Management 0.19%

ProLogis	2.25%	4/1/2037	925	904,188

Software/Services 1.52%

Concur Technologies, Inc.†	2.50%	4/15/2015	2,240	2,240,000
EMC Corp.	1.75%	12/1/2011	1,250	1,520,312
salesforce.com, inc.†	0.75%	1/15/2015	600	628,500
Sybase, Inc.†	3.50%	8/15/2029	1,000	1,196,250
Symantec Corp.	0.75%	6/15/2011	1,700	1,774,375

Total				7,359,437

Steel Producers/Products 0.12%

ArcelorMittal (Luxembourg)(b)	5.00%	5/15/2014	370	589,225

Support: Services 0.39%

CRA International, Inc.	2.875%	6/15/2034	835	850,656
FTI Consulting, Inc.	3.75%	7/15/2012	750	1,027,500

Total				1,878,156

Telecommunications Equipment 1.00%

Ciena Corp.	0.25%	5/1/2013	2,000	1,670,000
General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	1,387	1,340,189
JDS Uniphase Corp.	1.00%	5/15/2026	2,000	1,817,500

Total				4,827,689

Telecommunications: Wireless 0.42%

SBA Communications Corp.†	4.00%	10/1/2014	1,500	2,043,750

Transportation (Excluding Air/Rail) 0.13%

UAL Corp.	4.50%	6/30/2021	650	641,225

Total Convertible Bonds (cost $49,651,716)				54,736,051

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.20%

Agency/Government Related 0.01%

Fannie Mae	8.75%		20	32,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate		Shares (000)	Value
Banking 1.16%

Bank of America Corp.	7.25%		2	$1,950,000
Fifth Third Bancorp	8.50%		12	1,708,500
Wells Fargo & Co.	7.50%		2	1,954,000

Total				5,612,500

Gas Distribution 0.41%

El Paso Corp.	4.99%		1	980,250
Williams Cos., Inc. (The)	5.50%		9	993,938

Total				1,974,188

Investments & Miscellaneous Financial Services 0.61%

AMG Capital Trust I	5.10%		25	1,043,750
Citigroup, Inc.	7.50%		16	1,889,140

Total				2,932,890

Metals/Mining (Excluding Steel) 0.48%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		8	927,760
Vale Capital Ltd. (Brazil)(b)	5.50%		25	1,423,750

Total				2,351,510

Multi-Line Insurance 0.18%

Hartford Financial Services Group, Inc.	7.25%		34	889,056

Pharmaceuticals 0.35%

Mylan, Inc.	6.50%		1	1,701,875

Total Convertible Preferred Stocks (cost $14,051,085)				15,494,019

		Maturity Date	Principal Amount (000)
GOVERNMENT SPONSORED ENTERPRISES BOND 1.08%

Federal National Mortgage Assoc. (cost $5,131,378)	3.25%	4/9/2013	$5,000	5,212,515

HIGH YIELD CORPORATE BONDS 81.97%

Aerospace/Defense 1.57%

Esterline Technologies Corp.	6.625%	3/1/2017	650	645,125
Esterline Technologies Corp.	7.75%	6/15/2013	1,060	1,081,200
L-3 Communications Corp.	6.125%	1/15/2014	750	766,875
L-3 Communications Corp.	6.375%	10/15/2015	2,400	2,475,000
Moog, Inc.	6.25%	1/15/2015	550	537,625
Spirit AeroSystems, Inc.†	7.50%	10/1/2017	595	612,850
Triumph Group, Inc.	8.00%	11/15/2017	550	552,750
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	925	934,250

Total				7,605,675

Airlines 0.38%

Delta Air Lines, Inc.†	9.50%	9/15/2014	200	211,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Airlines (continued)

United Air Lines, Inc.†	9.875%	8/1/2013		$1,000	$1,055,000
United Air Lines, Inc.†	12.00%	11/1/2013		525	546,000

Total					1,812,250

Apparel/Textiles 0.84%

Jones Apparel Group, Inc.	6.125%	11/15/2034		1,150	943,000
Levi Strauss & Co.	8.875%	4/1/2016		1,900	1,995,000
Quiksilver, Inc.	6.875%	4/15/2015		1,200	1,116,000

Total					4,054,000

Auto Loans 0.51%

Ford Motor Credit Co. LLC	7.25%	10/25/2011		1,000	1,034,269
Ford Motor Credit Co. LLC	9.875%	8/10/2011		1,350	1,432,239

Total					2,466,508

Auto Parts & Equipment 1.09%

Cooper-Standard Automotive, Inc.(c)	8.375%	12/15/2014		600	432,000
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016		700	759,500
Stanadyne Corp.	10.00%	8/15/2014		375	345,000
Tenneco, Inc.	8.625%	11/15/2014		1,125	1,147,500
TRW Automotive, Inc.†	7.25%	3/15/2017		1,575	1,527,750
TRW Automotive, Inc.†	8.875%	12/1/2017		1,000	1,041,250

Total					5,253,000

Automotive 0.59%

Ford Motor Co.	7.45%	7/16/2031		1,375	1,306,250
Navistar International Corp.	8.25%	11/1/2021		1,075	1,101,875
Oshkosh Corp.†	8.50%	3/1/2020		425	442,000

Total					2,850,125

Banking 3.58%

American Express Credit Corp.	7.30%	8/20/2013		1,000	1,123,261
Bank of America Corp.	4.50%	4/1/2015		300	302,837
Bank of America Corp.	5.75%	12/1/2017		750	770,141
Capital One Capital VI	8.875%	5/15/2040		1,500	1,645,926
Discover Bank	8.70%	11/18/2019		500	548,542
Fifth Third Capital Trust IV	6.50%	4/15/2037		1,300	1,105,000
GMAC, Inc.	7.25%	3/2/2011		750	766,875
GMAC, Inc.	8.00%	11/1/2031		425	408,000
GMAC, Inc.†	8.30%	2/12/2015		1,700	1,789,250
JPMorgan Chase & Co.	6.00%	1/15/2018		1,500	1,631,101
JPMorgan Chase & Co.	7.90%	—	(d)	450	481,367
Morgan Stanley	6.00%	4/28/2015		1,500	1,608,579
Provident Funding Associates†	10.25%	4/15/2017		900	910,125
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013		775	753,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Banking (continued)

Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.40%	10/21/2019		$375	$375,569
USB Capital IX	6.189%	—	(d)	600	519,000
Wachovia Capital Trust III	5.80%	—	(d)	750	643,125
Zions Bancorporation	7.75%	9/23/2014		1,900	1,918,168

Total					17,300,371

Beverages 0.75%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		1,000	1,060,000
Constellation Brands, Inc.	7.25%	5/15/2017		2,500	2,575,000

Total					3,635,000

Brokerage 0.49%

Cantor Fitzgerald LP†	7.875%	10/15/2019		400	401,523
Lazard Group LLC	7.125%	5/15/2015		850	893,450
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,087,540

Total					2,382,513

Building & Construction 0.72%

Beazer Homes USA, Inc.	6.50%	11/15/2013		775	743,031
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016		500	535,000
KB Home	9.10%	9/15/2017		1,000	1,060,000
Lennar Corp.	12.25%	6/1/2017		950	1,166,125

Total					3,504,156

Building Materials 0.76%

Building Materials Corp. of America†	7.50%	3/15/2020		550	551,375
Cemex Finance LLC†	9.50%	12/14/2016		250	260,000
Interline Brands, Inc.	8.125%	6/15/2014		1,025	1,060,875
Masco Corp.	7.125%	3/15/2020		750	758,973
Owens Corning, Inc.	9.00%	6/15/2019		875	1,032,778

Total					3,664,001

Chemicals 3.21%

Airgas, Inc.†	7.125%	10/1/2018		1,250	1,378,125
Ashland, Inc.†	9.125%	6/1/2017		1,075	1,206,687
Dow Chemical Co. (The)	8.55%	5/15/2019		1,000	1,211,736
Equistar Chemicals LP(c)	7.55%	2/15/2026		1,500	1,380,000
Huntsman International LLC†	8.625%	3/15/2020		1,200	1,209,000
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016		1,425	1,182,750
INVISTA†	9.25%	5/1/2012		725	737,687
Koppers, Inc.†	7.875%	12/1/2019		200	207,000
LBI Escrow Corp.†	8.00%	11/1/2017		1,000	1,038,750
Mosaic Co. (The)†	7.375%	12/1/2014		500	535,198
Mosaic Global Holdings, Inc.	7.30%	1/15/2028		1,050	1,127,241
Nalco Co.†	8.25%	5/15/2017		675	720,563
Nalco Co.	8.875%	11/15/2013		875	905,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)

Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	$500	$501,840
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	1,008	1,023,120
Terra Capital, Inc.	7.75%	11/1/2019	950	1,151,875

Total				15,517,197

Computer Hardware 0.37%

Brocade Communications Systems, Inc.†	6.625%	1/15/2018	1,000	1,022,500
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	750	768,750

Total				1,791,250

Consumer/Commercial/Lease Financing 0.73%

American General Finance Corp.	6.90%	12/15/2017	1,500	1,315,740
International Lease Finance Corp.†	8.625%	9/15/2015	700	717,330
International Lease Finance Corp.†	8.75%	3/15/2017	1,450	1,487,023

Total				3,520,093

Consumer Products 0.34%

Elizabeth Arden, Inc.	7.75%	1/15/2014	1,625	1,637,188

Diversified Capital Goods 2.40%

Actuant Corp.	6.875%	6/15/2017	2,100	2,047,500
Amsted Industries Inc†	8.125%	3/15/2018	875	879,375
Belden, Inc.	7.00%	3/15/2017	1,400	1,386,000
Belden, Inc.†	9.25%	6/15/2019	800	858,000
General Cable Corp.	7.125%	4/1/2017	1,350	1,344,937
Mueller Water Products, Inc.	7.375%	6/1/2017	1,275	1,157,062
Park-Ohio Industries, Inc.	8.375%	11/15/2014	525	465,938
RBS Global & Rexnord Corp.	9.50%	8/1/2014	2,050	2,142,250
Sensus USA, Inc.	8.625%	12/15/2013	405	415,125
Timken Co.	6.00%	9/15/2014	875	931,445

Total				11,627,632

Electric-Distribution/Transportation 0.05%

Continental Resources, Inc.†	7.375%	10/1/2020	225	226,688

Electric: Generation 2.36%

Dynegy Holdings, Inc.	7.75%	6/1/2019	575	437,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,265	1,891,275
Edison Mission Energy	7.00%	5/15/2017	1,155	811,387
Edison Mission Energy	7.75%	6/15/2016	2,225	1,635,375
Mirant Americas Generation LLC	9.125%	5/1/2031	1,500	1,353,750
NRG Energy, Inc.	7.25%	2/1/2014	800	808,000
NRG Energy, Inc.	7.375%	2/1/2016	1,100	1,094,500
RRI Energy, Inc.	6.75%	12/15/2014	387	387,968
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	4,300	3,010,000

Total				11,429,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Integrated 2.29%

AES Corp. (The)	8.00%	10/15/2017	$1,600	$1,632,000
Central Illinois Light Co.	8.875%	12/15/2013	1,000	1,173,026
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,058,336
Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,162,209
E. ON International Finance BV (Netherlands)†(b)	5.80%	4/30/2018	1,000	1,083,016
Nevada Power Co.	5.875%	1/15/2015	1,000	1,090,452
PECO Energy Co.	5.35%	3/1/2018	500	527,707
PSEG Power LLC†	5.32%	9/15/2016	2,242	2,340,570

Total				11,067,316

Electronics 1.11%

Amphenol Corp.	4.75%	11/15/2014	275	283,181
Analog Devices, Inc.	5.00%	7/1/2014	450	475,701
Freescale Semiconductor, Inc.	8.875%	12/15/2014	2,000	1,920,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	525	567,656
KLA-Tencor Corp.	6.90%	5/1/2018	875	950,657
NXP BV LLC (Netherlands)(b)	9.50%	10/15/2015	500	496,250
NXP BV LLC (Netherlands)(b)	3.001%#	10/15/2013	700	658,875

Total				5,352,320

Energy: Exploration & Production 3.94%

Chesapeake Energy Corp.	6.25%	1/15/2018	1,600	1,532,000
Chesapeake Energy Corp.	7.25%	12/15/2018	750	753,750
Cimarex Energy Co.	7.125%	5/1/2017	1,925	1,973,125
Concho Resources, Inc.	8.625%	10/1/2017	575	612,375
Continental Resources, Inc.	8.25%	10/1/2019	1,925	2,050,125
Forest Oil Corp.	7.25%	6/15/2019	1,825	1,843,250
Forest Oil Corp.	8.50%	2/15/2014	525	556,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	425	414,375
KCS Energy Services, Inc.	7.125%	4/1/2012	610	613,050
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,783,902
Newfield Exploration Co.	7.125%	5/15/2018	1,450	1,479,000
Questar Market Resources, Inc.	6.80%	3/1/2020	400	435,922
Quicksilver Resources, Inc.	7.125%	4/1/2016	600	573,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,500	1,537,500
Range Resources Corp.	7.25%	5/1/2018	575	592,969
Range Resources Corp.	8.00%	5/15/2019	1,475	1,581,937
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	650	700,896

Total				19,033,676

Environmental 0.21%

Clean Harbors, Inc.	7.625%	8/15/2016	1,000	1,020,000

Food & Drug Retailers 1.94%

Duane Reade, Inc.	11.75%	8/1/2015	1,225	1,557,281
Ingles Markets, Inc.	8.875%	5/15/2017	1,525	1,601,250
Rite Aid Corp.	9.375%	12/15/2015	1,475	1,275,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food & Drug Retailers (continued)

Rite Aid Corp.	10.25%	10/15/2019	$1,100	$1,179,750
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	1,225	1,237,250
SUPERVALU, INC.	7.50%	11/15/2014	2,500	2,550,000

Total				9,401,406

Food: Wholesale 1.44%

Bumble Bee Foods LLC†	7.75%	12/15/2015	2,000	2,030,000
Bunge NA Finance LP	5.90%	4/1/2017	325	333,268
Del Monte Corp.†	7.50%	10/15/2019	325	342,469
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,466,500
General Mills, Inc.	5.20%	3/17/2015	950	1,032,429
H.J. Heinz Co.	5.35%	7/15/2013	525	569,715
Mead Johnson Nutrition Co.†	4.90%	11/1/2019	400	397,724
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	9.25%	4/1/2015	450	463,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	300	318,750

Total				6,954,355

Forestry/Paper 1.22%

Boise Paper Holdings LLC /Boise Co-Issuer Co†	8.00%	4/1/2020	200	201,000
Boise Paper Holdings LLC/Boise Finance Co.†	9.00%	11/1/2017	500	527,500
Cascades, Inc. (Canada)†(b)	7.75%	12/15/2017	350	354,375
Cascades, Inc. (Canada)†(b)	7.875%	1/15/2020	250	252,500
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	600	672,000
Georgia-Pacific LLC†	8.25%	5/1/2016	1,600	1,752,000
Jefferson Smurfit Corp.(c)	7.50%	6/1/2013	70	61,950
Jefferson Smurfit Corp.(c)	8.25%	10/1/2012	250	223,750
NewPage Corp.	11.375%	12/31/2014	400	400,000
Stone Container Corp.(c)	8.00%	3/15/2017	1,200	1,077,000
Weyerhaeuser Co.	7.375%	10/1/2019	375	396,732

Total				5,918,807

Gaming 3.26%

Ameristar Casinos, Inc.	9.25%	6/1/2014	850	894,625
Boyd Gaming Corp.	7.125%	2/1/2016	1,525	1,281,000
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	600	549,000
Harrah’s Operating Co., Inc.	11.25%	6/1/2017	400	433,000
International Game Technology	7.50%	6/15/2019	375	425,460
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,850	1,591,000
Las Vegas Sands Corp.	6.375%	2/15/2015	1,100	1,047,750
MGM Mirage	6.75%	9/1/2012	1,000	950,000
MGM Mirage†	9.00%	3/15/2020	300	310,500
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	400	395,764
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	900	963,000
Peninsula Gaming LLC†	8.375%	8/15/2015	250	250,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming (continued)

River Rock Entertainment Authority (The)	9.75%	11/1/2011	$975	$904,312
Scientific Games Corp.	6.25%	12/15/2012	625	623,438
Scientific Games International, Inc.	9.25%	6/15/2019	850	903,125
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	992,500
Shingle Springs Tribal Gaming Authority†	9.375%	6/15/2015	500	417,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,300	1,007,500
Turning Stone Casino Resort†	9.125%	9/15/2014	200	201,000
Wynn Las Vegas LLC/Capital Corp.†	7.875%	11/1/2017	1,600	1,636,000

Total				15,777,099

Gas Distribution 4.10%

Colorado Interstate Gas Co.	6.80%	11/15/2015	829	929,720
El Paso Corp.	7.00%	6/15/2017	1,475	1,512,744
El Paso Corp.	7.25%	6/1/2018	250	259,227
El Paso Corp.	8.25%	2/15/2016	675	723,937
El Paso Natural Gas Co.	5.95%	4/15/2017	750	785,011
Ferrellgas LP/Ferrellgas Finance Corp.	6.75%	5/1/2014	1,100	1,094,500
Ferrellgas Partners LP	8.625%	6/15/2020	650	650,000
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	358,031
Inergy LP/Inergy Finance Corp.	8.25%	3/1/2016	1,500	1,552,500
Inergy LP/Inergy Finance Corp.	8.75%	3/1/2015	250	262,812
MarkWest Energy Partners LP	6.875%	11/1/2014	875	861,875
MarkWest Energy Partners LP	8.75%	4/15/2018	1,100	1,134,375
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,518,523
NiSource Finance Corp.	6.15%	3/1/2013	400	436,294
Northwest Pipeline GP	6.05%	6/15/2018	175	190,177
Northwest Pipeline GP	7.00%	6/15/2016	1,500	1,732,524
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	511,115
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	699,875
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	375	382,969
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,104,780
Williams Cos., Inc. (The)	7.875%	9/1/2021	741	874,176
Williams Partners LP†	5.25%	3/15/2020	550	552,180
Williams Partners LP	7.25%	2/1/2017	1,500	1,714,722

Total				19,842,067

Health Facilities 5.33%

Apria Healthcare Group, Inc.†	11.25%	11/1/2014	625	682,812
Bausch & Lomb, Inc.	9.875%	11/1/2015	2,000	2,125,000
Biomet, Inc.	10.00%	10/15/2017	1,000	1,107,500
Community Health Systems, Inc.	8.875%	7/15/2015	3,000	3,112,500
DaVita, Inc.	7.25%	3/15/2015	1,200	1,230,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	725	772,125
HCA, Inc.†	7.875%	2/15/2020	500	524,688
HCA, Inc.	9.125%	11/15/2014	4,500	4,764,375
HCA, Inc.†	9.875%	2/15/2017	500	547,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Facilities (continued)

HealthSouth Corp.	8.125%	2/15/2020	$1,350	$1,350,000
National Mentor Holdings, Inc.	11.25%	7/1/2014	225	225,563
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	425	431,375
Select Medical Corp.	7.625%	2/1/2015	1,650	1,579,875
Sun Healthcare Group, Inc.	9.125%	4/15/2015	2,000	2,065,000
Tenet Healthcare Corp.†	8.875%	7/1/2019	1,150	1,250,625
United Surgical Partners, Inc.	8.875%	5/1/2017	1,500	1,563,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.†	8.00%	2/1/2018	1,650	1,612,875
VWR Funding, Inc. PIK	10.25%	7/15/2015	792	843,679

Total				25,789,242

Hotels 0.72%

Felcor Lodging LP	10.00%	10/1/2014	375	388,125
Host Hotels & Resorts LP	6.375%	3/15/2015	1,500	1,496,250
Hyatt Hotels Corp.†	5.75%	8/15/2015	500	510,870
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,108,250

Total				3,503,495

Household & Leisure Products 0.63%

ACCO Brands Corp.†	10.625%	3/15/2015	275	301,813
Mattel, Inc.	5.625%	3/15/2013	1,000	1,077,626
Whirlpool Corp.	8.60%	5/1/2014	1,425	1,655,210

Total				3,034,649

Integrated Energy 0.69%

Marathon Oil Corp.	6.50%	2/15/2014	1,113	1,248,946
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	2,000	2,098,698

Total				3,347,644

Investments & Miscellaneous Financial Services 1.14%

BlackRock, Inc.	3.50%	12/10/2014	425	430,683
CIT Group, Inc.	7.00%	5/1/2016	2,000	1,850,000
FMR LLC†	5.35%	11/15/2021	800	771,697
Health Care REIT, Inc.	6.125%	4/15/2020	325	326,615
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	1,150	1,139,937
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	200	199,259
Nuveen Investments, Inc.	10.50%	11/15/2015	800	780,000

Total				5,498,191

Leisure 0.66%

Equinox Holdings, Inc.†	9.50%	2/1/2016	650	658,125
Speedway Motorsports, Inc.	8.75%	6/1/2016	1,500	1,605,000
Universal City Development Partners Ltd.†	8.875%	11/15/2015	500	506,250
Universal City Development Partners Ltd.†	10.875%	11/15/2016	400	420,000

Total				3,189,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life Insurance 0.21%

MetLife, Inc.	5.00%	6/15/2015	$975	$1,023,518

Machinery 1.85%

Altra Holdings, Inc.†	8.125%	12/1/2016	1,075	1,097,844
Baldor Electric Co.	8.625%	2/15/2017	3,525	3,745,313
Gardner Denver, Inc.	8.00%	5/1/2013	1,250	1,262,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	1,150	1,204,625
Roper Industries, Inc.	6.25%	9/1/2019	550	583,873
Roper Industries, Inc.	6.625%	8/15/2013	950	1,059,584

Total				8,953,739

Managed Care 0.36%

Centene Corp.	7.25%	4/1/2014	1,350	1,344,937
UnitedHealth Group, Inc.	4.875%	4/1/2013	379	403,091

Total				1,748,028

Media: Broadcast 1.24%

Allbritton Communications Co.	7.75%	12/15/2012	1,200	1,209,000
Belo Corp.	8.00%	11/15/2016	500	523,750
CBS Corp.	8.875%	5/15/2019	1,200	1,451,966
Discovery Communications LLC	5.625%	8/15/2019	550	575,195
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	300	286,875
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	200	207,682
Lin TV Corp.	6.50%	5/15/2013	500	495,000
Salem Communications Corp.	9.625%	12/15/2016	650	682,500
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	542	539,290

Total				5,971,258

Media: Cable 1.94%

CCH II LLC/CCH II Capital Corp.†	13.50%	11/30/2016	367	439,110
CSC Holdings, Inc.†	8.625%	2/15/2019	1,475	1,622,500
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	1,550	1,617,812
DISH DBS Corp.	7.125%	2/1/2016	1,575	1,612,406
Mediacom Broadband LLC	8.50%	10/15/2015	625	642,188
Mediacom Communications Corp.†	9.125%	8/15/2019	1,975	2,046,594
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	500	516,250
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	800	878,000

Total				9,374,860

Media: Services 1.37%

Affinion Group, Inc.	10.125%	10/15/2013	300	309,000
Affinion Group, Inc.	11.50%	10/15/2015	865	890,950
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	1,610	1,628,112
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	875	994,219
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)~	Zero Coupon	8/1/2016	450	429,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Media: Services (continued)

WMG Acquisition Corp.†	9.50%	6/15/2016		$2,200	$2,362,250

Total					6,614,281

Medical Products 0.71%

Agilent Technologies, Inc.	5.50%	9/14/2015		725	778,087
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014		1,250	1,268,750
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		1,000	1,070,000
Life Technologies Corp.	6.00%	3/1/2020		300	307,733

Total					3,424,570

Metals/Mining (Excluding Steel) 2.41%

Aleris International, Inc.(c)	10.00%	12/15/2016		850	5,950
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014		300	360,675
Arch Coal, Inc.†	8.75%	8/1/2016		850	903,125
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019		300	343,847
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		1,000	1,026,051
Foundation PA Coal Co.	7.25%	8/1/2014		750	766,875
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017		2,025	2,255,832
Murray Energy Corp.†	10.25%	10/15/2015		1,000	1,030,000
Noranda Aluminum Acquisition Corp. PIK	5.274%#	5/15/2015		799	639,054
Peabody Energy Corp.	5.875%	4/15/2016		1,000	1,000,000
Peabody Energy Corp.	7.375%	11/1/2016		200	212,500
Teck Resources Ltd. (Canada)(b)	9.75%	5/15/2014		525	624,750
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019		2,000	2,460,000

Total					11,628,659

Mortgage Banks & Thrifts 0.00%

Washington Mutual Bank(c)	6.875%	6/15/2011		1,250	14,063

Multi-Line Insurance 0.55%

AXA SA (France)†(b)	6.379%	—	(d)	550	484,000
HUB International Holdings, Inc.†	9.00%	12/15/2014		475	463,125
USI Holdings Corp.†	4.125%#	11/15/2014		1,125	964,688
Willis North America, Inc.	7.00%	9/29/2019		600	629,401
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		145	138,475

Total					2,679,689

Non-Food & Drug Retailers 2.42%

Brookstone Co., Inc.	12.00%	10/15/2012		675	529,875
J.C. Penney Corp., Inc.	7.125%	11/15/2023		300	304,125
J.C. Penney Corp., Inc.	7.95%	4/1/2017		250	281,250
Limited Brands, Inc.	6.90%	7/15/2017		825	845,625
Limited Brands, Inc.	7.60%	7/15/2037		400	379,000
Limited Brands, Inc.	8.50%	6/15/2019		900	1,008,000
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016		1,700	1,704,250
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037		945	874,125
Macy’s Retail Holdings, Inc.	8.875%	7/15/2015		850	964,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers (continued)

Nordstrom, Inc.	6.25%	1/15/2018	$800	$881,537
QVC Inc†	7.125%	4/15/2017	1,000	1,011,250
QVC Inc†	7.375%	10/15/2020	450	454,500
Toys “R” Us Property Co. I LLC†	10.75%	7/15/2017	1,150	1,288,000
Toys “R” Us Property Co. II LLC†	8.50%	12/1/2017	1,150	1,198,875

Total				11,725,162

Oil Field Equipment & Services 1.59%

Bristow Group, Inc.	6.125%	6/15/2013	600	601,500
Cameron International Corp.	6.375%	7/15/2018	475	513,592
Complete Production Services, Inc.	8.00%	12/15/2016	1,200	1,194,000
Dresser-Rand Group, Inc.	7.375%	11/1/2014	854	866,810
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017	975	979,875
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	450	434,250
Key Energy Services, Inc.	8.375%	12/1/2014	1,025	1,041,656
National Oilwell Varco, Inc.	6.125%	8/15/2015	1,000	1,008,998
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,031,103

Total				7,671,784

Oil Refining & Marketing 0.48%

CONSOL Energy Inc†	8.25%	4/1/2020	725	748,562
Motiva Enterprises LLC†	5.75%	1/15/2020	275	288,409
Tesoro Corp.	9.75%	6/1/2019	1,200	1,260,000

Total				2,296,971

Packaging 2.77%

Ball Corp.	6.625%	3/15/2018	1,300	1,335,750
Ball Corp.	7.375%	9/1/2019	1,500	1,588,125
Crown Americas LLC/Crown Americas Capital Corp. II†	7.625%	5/15/2017	1,000	1,047,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	1,725,075
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	1/1/2017	600	607,500
Graphic Packaging International Corp.	9.50%	8/15/2013	1,245	1,282,350
Owens-Brockway Glass Container, Inc.	7.375%	5/15/2016	1,025	1,081,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC†	7.75%	10/15/2016	1,575	1,626,187
Sealed Air Corp.†	7.875%	6/15/2017	1,000	1,087,328
Solo Cup Co.	8.50%	2/15/2014	800	786,000
Solo Cup Co.	10.50%	11/1/2013	500	530,000
Vitro SA de CV (Mexico)(b)(c)	9.125%	2/1/2017	1,500	686,250

Total				13,383,440

Pharmaceuticals 0.29%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	575	635,375
Novartis Securities Investment Ltd.	5.125%	2/10/2019	725	769,783

Total				1,405,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Printing & Publishing 0.12%

Deluxe Corp.	7.375%	6/1/2015	$600	$603,000

Property & Casualty 0.33%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	1,425	1,610,250

Real Estate Investment Trusts 0.45%

DuPont Fabros Technology LP†	8.50%	12/15/2017	675	698,625
ProLogis	5.625%	11/15/2016	500	484,313
ProLogis	6.875%	3/15/2020	1,000	989,490

Total				2,172,428

Restaurants 0.73%

Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	1,000	1,025,000
McDonald’s Corp.	5.00%	2/1/2019	1,350	1,419,179
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	1,000	1,080,000

Total				3,524,179

Software/Services 2.07%

Ceridian Corp.	11.25%	11/15/2015	1,000	962,500
First Data Corp.	9.875%	9/24/2015	2,200	1,908,500
Open Solutions, Inc.†	9.75%	2/1/2015	600	519,750
SERENA Software, Inc.	10.375%	3/15/2016	500	490,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,750	1,802,500
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,000	2,112,500
Syniverse Technologies, Inc.	7.75%	8/15/2013	1,450	1,468,125
Vangent, Inc.	9.625%	2/15/2015	800	748,000

Total				10,011,875

Steel Producers/Products 0.89%

Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	1,075	994,375
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	555,143
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	932,296
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	525	532,875
Steel Dynamics Inc†	7.625%	3/15/2020	750	772,500
United States Steel Corp.	7.375%	4/1/2020	500	503,750

Total				4,290,939

Support: Services 2.21%

ARAMARK Corp.	3.749%#	2/1/2015	1,250	1,168,750
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.†	9.625%	3/15/2018	400	420,000
Brambles USA, Inc.†	5.35%	4/1/2020	900	906,569
Corrections Corp. of America	7.75%	6/1/2017	1,900	1,995,000
Expedia, Inc.	8.50%	7/1/2016	725	808,375
FTI Consulting, Inc.	7.75%	10/1/2016	750	768,750
Geo Group, Inc. (The)†	7.75%	10/15/2017	725	743,125
Hertz Corp. (The)	8.875%	1/1/2014	1,175	1,213,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support: Services (continued)

Iron Mountain, Inc.	7.75%	1/15/2015	$800	$811,000
JohnsonDiversey, Inc.†	8.25%	11/15/2019	750	780,000
Travelport LLC	9.875%	9/1/2014	220	231,000
United Rentals (North America), Inc.	10.875%	6/15/2016	750	819,375

Total				10,665,132

Telecommunications: Integrated/Services 3.27%

CenturyTel, Inc.	6.15%	9/15/2019	875	868,297
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,275	2,351,781
Cincinnati Bell, Inc.	8.75%	3/15/2018	1,750	1,774,062
Equinix, Inc.	8.125%	3/1/2018	1,200	1,248,000
Hughes Network Systems LLC	9.50%	4/15/2014	900	920,250
Hughes Network Systems LLC	9.50%	4/15/2014	1,100	1,135,750
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	1,000	1,062,500
Level 3 Financing, Inc.†	10.00%	2/1/2018	475	456,000
MasTec, Inc.	7.625%	2/1/2017	750	732,188
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	2,000	2,155,000
Qwest Communications International, Inc.†	8.00%	10/1/2015	950	1,016,500
Telemar Norte Leste SA (Brazil)†(b)	9.50%	4/23/2019	200	238,500
Windstream Corp.	7.00%	3/15/2019	2,000	1,875,000

Total				15,833,828

Telecommunications: Wireless 3.84%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,500	1,642,500
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	600	625,500
DigitalGlobe, Inc.†	10.50%	5/1/2014	2,600	2,814,500
GeoEye, Inc.†	9.625%	10/1/2015	1,500	1,541,250
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	450	470,250
IPCS, Inc. PIK	4.249%#	5/1/2014	518	460,883
MetroPCS Wireless, Inc.	9.25%	11/1/2014	2,000	2,055,000
NII Capital Corp.†	8.875%	12/15/2019	925	962,000
NII Capital Corp.†	10.00%	8/15/2016	900	990,000
SBA Telecommunications, Inc.†	8.25%	8/15/2019	500	535,000
Sprint Capital Corp.	6.90%	5/1/2019	2,650	2,438,000
Sprint Nextel Corp.	8.375%	8/15/2017	1,725	1,742,250
ViaSat, Inc.†	8.875%	9/15/2016	1,000	1,027,500
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,150	1,276,500

Total				18,581,133

Theaters & Entertainment 0.33%

Cinemark USA, Inc.	8.625%	6/15/2019	1,100	1,164,625
Regal Cinemas Corp.	8.625%	7/15/2019	425	449,438

Total				1,614,063

Transportation (Excluding Air/Rail) 0.12%

Commercial Barge Line Co.	12.50%	7/15/2017	550	580,938

Total High Yield Corporate Bonds (cost $379,761,757)				396,409,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2010

Investments			Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Agency/Government Related

Fannie Mae (cost $514,837)			21	$26,035

	Exercise Price	Expiration Date
RIGHT 0.00%

Chemicals

Equistar Chemicals LP* (cost $0)	$10.61	4/15/2010	45	—	(e)

WARRANT 0.01%

Media: Services

Charter Communications, Inc.* (cost $11,592)	46.86	11/30/2014	3	20,700

Total Long-Term Investments (cost $450,353,410)				474,086,763

			Principal Amount (000)
SHORT-TERM INVESTMENT 1.04%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $5,120,000 of Federal Home Loan Bank at 2.00% due 2/19/2013; value: $5,132,800; proceeds: $5,029,065 (cost $5,029,065)			$5,029	5,029,065

Total Investments in Securities 99.08% (cost $455,382,475)				479,115,828

Other Assets in Excess of Liabilities(f) 0.92%				4,469,138

Net Assets 100.00%				$483,584,966

PIK Payment-in-kind.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at March 31, 2010.
(a)	Restricted security. The Fund acquired 45,473 shares in a private placement on June 11, 2009 for a cost of $852,619. The fair value price per share on March 31, 2010 is $34.50.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued at zero (see Note 2).
(f)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts, as follows:

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2010	50	Short	$(5,812,500)	$1,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Shares (000)		Value
LONG-TERM INVESTMENTS 99.14%

COMMON STOCKS 53.86%

Aerospace & Defense 0.86%

DigitalGlobe, Inc.*	5		$139,750
Hexcel Corp.*	28		404,320
Moog, Inc. Class A*	14		495,880

Total			1,039,950

Automobiles 0.32%

Honda Motor Co., Ltd. ADR	11		388,190

Beverages 0.66%

PepsiCo, Inc.	12		793,920

Biotechnology 1.90%

Amgen, Inc.*	9		507,960
BioMarin Pharmaceutical, Inc.*	17		397,290
Celgene Corp.*	15		929,400
Genzyme Corp.*	5		259,150
Human Genome Sciences, Inc.*	7		211,400

Total			2,305,200

Capital Markets 1.56%

Bank of New York Mellon Corp. (The)	18		540,400
BlackRock, Inc.	—	(a)	163,320
Franklin Resources, Inc.	3		332,700
Morgan Stanley	8		234,320
State Street Corp.	9		406,260
T. Rowe Price Group, Inc.	4		219,720

Total			1,896,720

Chemicals 1.08%

Dow Chemical Co. (The)	15		443,550
Monsanto Co.	7		464,230
Rockwood Holdings, Inc.*	15		399,300

Total			1,307,080

Commercial Banks 2.35%

Fifth Third Bancorp	30		407,700
PNC Financial Services Group, Inc. (The)	5		298,500
SunTrust Banks, Inc.	11		281,295
U.S. Bancorp	30		776,400
Wells Fargo & Co.	27		824,680
Zions Bancorporation	12		261,840

Total			2,850,415

Commercial Services & Supplies 0.26%

R.R. Donnelley & Sons Co.	15		320,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Shares (000)	Value
Communications Equipment 1.00%

JDS Uniphase Corp.*	35	$438,550
QUALCOMM, Inc.	19	776,815

Total		1,215,365

Computers & Peripherals 2.61%

Apple, Inc.*	5	1,057,185
Hewlett-Packard Co.	20	1,063,000
International Business Machines Corp.	5	641,250
QLogic Corp.*	20	406,000

Total		3,167,435

Consumer Finance 0.51%

Capital One Financial Corp.	15	621,150

Distributors 0.49%

Genuine Parts Co.	14	591,360

Diversified Financial Services 2.58%

Bank of America Corp.	75	1,338,750
JPMorgan Chase & Co.	40	1,790,000

Total		3,128,750

Diversified Telecommunication Services 2.72%

AT&T, Inc.	60	1,550,400
CenturyTel, Inc.	14	496,440
Qwest Communications International, Inc.	110	574,200
Verizon Communications, Inc.	15	465,300
Windstream Corp.	20	217,800

Total		3,304,140

Electric: Utilities 0.39%

UniSource Energy Corp.	15	471,600

Electrical Equipment 0.90%

Baldor Electric Co.	8	280,500
Emerson Electric Co.	16	805,440

Total		1,085,940

Electronic Equipment, Instruments & Components 0.35%

FLIR Systems, Inc.*	15	423,000

Energy Equipment & Services 0.54%

Transocean Ltd. (Switzerland)*(b)	8	647,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Shares (000)	Value
Food & Staples Retailing 1.81%

CVS Caremark Corp.	7	$255,920
Ingles Markets, Inc. Class A	32	474,948
Kroger Co. (The)	10	216,600
SUPERVALU, INC.	18	300,240
Wal-Mart Stores, Inc.	17	945,200

Total		2,192,908

Food Products 2.93%

Campbell Soup Co.	14	494,900
H.J. Heinz Co.	27	1,231,470
Kellogg Co.	23	1,228,890
Kraft Foods, Inc. Class A	20	604,800

Total		3,560,060

Hotels, Restaurants & Leisure 1.42%

Carnival Corp. Unit	9	330,480
Marriott International, Inc. Class A	12	378,240
McDonald’s Corp.	10	667,200
Starwood Hotels & Resorts Worldwide, Inc.	8	349,800

Total		1,725,720

Household Products 0.57%

Procter & Gamble Co. (The)	11	695,970

Industrial Conglomerates 1.13%

3M Co.	7	584,990
General Electric Co.	43	782,600

Total		1,367,590

Information Technology Services 0.77%

SAIC, Inc.*	40	708,000
SRA International, Inc. Class A*	11	228,690

Total		936,690

Insurance 0.93%

ACE Ltd. (Switzerland)(b)	9	470,700
MetLife, Inc.	15	658,421

Total		1,129,121

Internet Software & Services 0.19%

Sohu.com, Inc. (China)*(b)	4	234,780

Machinery 2.76%

Actuant Corp. Class A	30	586,500
Caterpillar, Inc.	3	188,550
Danaher Corp.	8	599,325
Pall Corp.	8	323,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Shares (000)		Value
Machinery (continued)

Parker Hannifin Corp.	10		$615,030
Snap-on, Inc.	24		1,040,160

Total			3,353,485

Media 0.94%

Charter Communications, Inc. Class A*	—	(a)	24,978
Charter Communications, Inc. Class A*(c)	3		117,645
Omnicom Group, Inc.	7		252,265
Time Warner, Inc.	10		312,700
Walt Disney Co. (The)	13		436,375

Total			1,143,963

Metals & Mining 0.44%

Allegheny Technologies, Inc.	6		296,945
Titanium Metals Corp.*	14		232,260

Total			529,205

Multi-Line Retail 1.82%

J.C. Penney Co., Inc.	13		402,125
Kohl’s Corp.*	13		684,750
Nordstrom, Inc.	5		204,250
Target Corp.	18		920,500

Total			2,211,625

Multi-Utilities 0.26%

Ameren Corp.	12		312,960

Oil, Gas & Consumable Fuels 6.78%

Chevron Corp.	26		1,979,163
ConocoPhillips	29		1,458,345
Continental Resources, Inc.*	10		425,500
Devon Energy Corp.	5		289,935
EOG Resources, Inc.	14		1,301,160
Exxon Mobil Corp.	16		1,071,680
Hess Corp.	9		569,205
Marathon Oil Corp.	17		537,880
Petroleo Brasileiro SA ADR	9		356,310
XTO Energy, Inc.	5		235,900

Total			8,225,078

Pharmaceuticals 4.33%

Bristol-Myers Squibb Co.	30		801,000
Johnson & Johnson	18		1,173,600
Merck & Co., Inc.	10		373,500
Mylan, Inc.*	55		1,249,050
Pfizer, Inc.	62		1,063,300
Teva Pharmaceutical Industries Ltd. ADR	9		592,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Shares (000)	Value
Pharmaceuticals (continued)

Total		$5,253,402

Road & Rail 0.51%

Union Pacific Corp.	9	623,050

Semiconductors & Semiconductor Equipment 1.32%

Broadcom Corp. Class A	17	564,060
Intel Corp.	21	467,460
Micron Technology, Inc.*	35	363,650
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20	210,839

Total		1,606,009

Software 3.02%

Adobe Systems, Inc.*	17	601,290
Citrix Systems, Inc.*	17	806,990
Microsoft Corp.	57	1,668,390
Oracle Corp.	23	590,870

Total		3,667,540

Specialty Retail 0.46%

Best Buy Co., Inc.	7	297,780
Home Depot, Inc. (The)	8	258,800

Total		556,580

Textiles, Apparel & Luxury Goods 0.39%

NIKE, Inc. Class B	7	477,750

Total Common Stocks (cost $57,906,920)		65,361,801

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.50%

Aerospace & Defense 0.52%

L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$600	634,500

Airlines 0.20%

UAL Corp.	4.50%	6/30/2021	250	246,625

Beverages 0.32%

Molson Coors Brewing Co.	2.50%	7/30/2013	350	381,937

Biotechnology 1.16%

BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	350	528,500
Gilead Sciences, Inc.	0.625%	5/1/2013	700	884,625

Total				1,413,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Services & Supplies 0.21%

CRA International, Inc.	2.875%	6/15/2034	$250	$254,688

Communications Equipment 0.34%

Ciena Corp.	0.25%	5/1/2013	500	417,500

Computers & Peripherals 1.06%

NetApp, Inc.	1.75%	6/1/2013	500	588,125
SanDisk Corp.	1.00%	5/15/2013	800	695,000

Total				1,283,125

Electrical Equipment 0.60%

General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	231	223,204
Roper Industries, Inc.	Zero Coupon	1/15/2034	700	505,750

Total				728,954

Electronic Equipment, Instruments & Components 0.35%

Itron, Inc.	2.50%	8/1/2026	350	428,750

Energy Equipment & Services 0.16%

SunPower Corp.	4.75%	4/15/2014	200	191,250

Health Care Providers & Services 0.39%

Five Star Quality Care, Inc.	3.75%	10/15/2026	575	474,375

Information Technology Services 0.43%

Symantec Corp.	0.75%	6/15/2011	500	521,875

Metals & Mining 0.66%

ArcelorMittal (Luxembourg)(b)	5.00%	5/15/2014	150	238,875
Newmont Mining Corp.	1.25%	7/15/2014	350	451,062
Newmont Mining Corp.	3.00%	2/15/2012	90	114,413

Total				804,350

Pharmaceuticals 0.80%

Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	750	971,250

Professional Services 0.23%

FTI Consulting, Inc.	3.75%	7/15/2012	200	274,000

Semiconductors & Semiconductor Equipment 0.41%

Intel Corp.	2.95%	12/15/2035	500	493,125

Software 1.32%

EMC Corp.	1.75%	12/1/2011	400	486,500
Informatica Corp.	3.00%	3/15/2026	500	695,000
Sybase, Inc.†	3.50%	8/15/2029	350	418,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Software (continued)

Total					$1,600,187

Wireless Telecommunication Services 0.34%

SBA Communications Corp.†	4.00%	10/1/2014	$300		408,750

Total Convertible Bonds (cost $11,203,587)					11,528,366

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 6.56%

Capital Markets 0.58%

AMG Capital Trust I	5.10%		17		709,750

Commercial Banks 1.01%

Wells Fargo & Co.	7.50%		1		1,221,250

Diversified Financial Services 1.16%

Bank of America Corp.	7.25%		—	(a)	682,500
Citigroup, Inc.	7.50%		6		731,280

Total					1,413,780

Electric: Utilities 0.36%

FPL Group, Inc.	8.375%		9		431,800

Food Products 1.12%

Archer Daniels Midland Co.	6.25%		20		817,400
Bunge Ltd.	4.875%		6		537,000

Total					1,354,400

Insurance 0.36%

XL Capital Ltd.	10.75%		15		432,150

Metals & Mining 0.24%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		3		289,925

Oil, Gas & Consumable Fuels 0.65%

El Paso Corp.	4.99%		—	(a)	784,200

Pharmaceuticals 0.78%

Mylan, Inc.	6.50%		—	(a)	953,050

Real Estate Investment Trusts 0.29%

Simon Property Group, Inc.	6.00%		5		355,700

Thrifts & Mortgage Finance 0.01%

Fannie Mae	8.75%		6		9,600

Total Convertible Preferred Stocks (cost $7,392,526)					7,955,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOANS(d) 0.53%

Diversified Financial Services 0.20%

Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	$225	$240,750

Electronic Equipment, Instruments & Components 0.33%

Palm, Inc. Term Loan	3.80%	10/24/2014	498	406,563

Total Floating Rate Loans (cost $651,767)				647,313

			Shares (000)
FOREIGN COMMON STOCKS(e) 3.51%

China 0.32%

Metals & Mining

China Zhongwang Holdings Ltd.*			442	388,597

France 0.21%

Automobiles

Renault SA*			5	250,601

Germany 1.08%

Construction Materials 0.28%

HeidelbergCement AG			6	334,580

Diversified Telecommunication Services 0.28%

Deutsche Telekom AG Registered Shares			25	344,266

Household Products 0.36%

Henkel KGaA			9	437,811

Metals & Mining 0.16%

ThyssenKrupp AG			6	191,329

Total Germany				1,307,986

Japan 0.38%

Household Durables

Sony Corp.			12	459,514

Norway 0.34%

Commercial Banks

DnB NOR ASA			37	420,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Shares (000)	Value
Switzerland 0.82%

Food Products 0.32%

Nestle SA Registered Shares	8	$392,196

Pharmaceuticals 0.50%

Roche Holding Ltd. AG	4	608,004

Total Switzerland		1,000,200

United Kingdom 0.36%

Wireless Telecommunication Services

Vodafone Group plc	189	435,451

Total Foreign Common Stocks (cost $4,229,885)		4,262,782

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 25.16%

Aerospace & Defense 0.47%

GeoEye, Inc.†	9.625%	10/1/2015	$550	565,125

Air Freight & Logistics 0.27%

Park-Ohio Industries, Inc.	8.375%	11/15/2014	375	332,812

Airlines 0.30%

United Air Lines, Inc.†	9.875%	8/1/2013	350	369,250

Auto Components 0.13%

Cooper-Standard Automotive, Inc.(f)	8.375%	12/15/2014	100	72,000
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	75	81,375

Total				153,375

Automobiles 0.47%

TRW Automotive, Inc.†	8.875%	12/1/2017	550	572,687

Building Products 0.17%

Masco Corp.	7.125%	3/15/2020	200	202,393

Capital Markets 0.40%

Ameriprise Financial, Inc.	5.30%	3/15/2020	200	202,717
Raymond James Financial, Inc.	8.60%	8/15/2019	250	286,195

Total				488,912

Chemicals 0.68%

Dow Chemical Co. (The)	8.55%	5/15/2019	150	181,760
Equistar Chemicals LP(f)	7.55%	2/15/2026	200	184,000
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	300	249,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Chemicals (continued)

LBI Escrow Corp.†	8.00%	11/1/2017		$200	$207,750

Total					822,510

Commercial Banks 0.21%

Zions Bancorporation	7.75%	9/23/2014		250	252,390

Commercial Services & Supplies 0.82%

Aleris International, Inc.(f)	10.00%	12/15/2016		125	875
Bunge NA Finance LP	5.90%	4/1/2017		175	179,452
First Data Corp.	9.875%	9/24/2015		500	433,750
International Lease Finance Corp.†	8.625%	9/15/2015		75	76,857
International Lease Finance Corp.†	8.75%	3/15/2017		300	307,660

Total					998,594

Communications Equipment 0.76%

Brocade Communications Systems, Inc.†	6.625%	1/15/2018		500	511,250
Brocade Communications Systems, Inc.†	6.875%	1/15/2020		150	153,750
Hughes Network Systems LLC	9.50%	4/15/2014		250	258,125

Total					923,125

Consumer Finance 0.82%

American Express Credit Corp.	7.30%	8/20/2013		350	393,141
American General Finance Corp.	6.90%	12/15/2017		200	175,432
Ford Motor Credit Co. LLC	8.00%	6/1/2014		250	263,421
GMAC, Inc.†	8.30%	2/12/2015		150	157,875

Total					989,869

Containers & Packaging 1.07%

Ball Corp.	7.375%	9/1/2019		425	449,969
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		350	322,875
Graphic Packaging International Corp.	9.50%	8/15/2013		250	257,500
Sealed Air Corp.†	7.875%	6/15/2017		250	271,832

Total					1,302,176

Diversified Financial Services 1.20%

Capital One Capital VI	8.875%	5/15/2040		400	438,914
New York City Industrial Development Agency†	11.00%	3/1/2029		200	227,300
RBS Global & Rexnord Corp.	8.875%	9/1/2016		350	324,625
RBS Global & Rexnord Corp.	11.75%	8/1/2016		350	377,125
Wachovia Capital Trust III	5.80%	—	(g)	100	85,750

Total					1,453,714

Diversified Telecommunication Services 1.59%

Cincinnati Bell, Inc.	7.00%	2/15/2015		500	488,750
SBA Telecommunications, Inc.†	8.25%	8/15/2019		300	321,000
Syniverse Technologies, Inc.	7.75%	8/15/2013		500	506,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio)

March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Telecommunication Services (continued)

Windstream Corp.	7.00%	3/15/2019	$650	$609,375

Total				1,925,375

Electric: Utilities 1.04%

Central Illinois Light Co.	8.875%	12/15/2013	300	351,908
Edison Mission Energy	7.75%	6/15/2016	350	257,250
Illinois Power Co.	9.75%	11/15/2018	150	192,544
RRI Energy, Inc.	6.75%	12/15/2014	182	182,455
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	400	280,000

Total				1,264,157

Electrical Equipment 0.49%

Baldor Electric Co.	8.625%	2/15/2017	400	425,000
Roper Industries, Inc.	6.625%	8/15/2013	150	167,303

Total				592,303

Electronic Equipment, Instruments & Components 0.26%

Agilent Technologies, Inc.	5.50%	9/14/2015	300	321,967

Energy Equipment & Services 0.08%

Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	100	96,500

Food & Staples Retailing 0.21%

Rite Aid Corp.	9.375%	12/15/2015	300	259,500

Health Care Equipment & Supplies 0.90%

Bausch & Lomb, Inc.	9.875%	11/1/2015	225	239,062
Biomet, Inc.	10.00%	10/15/2017	200	221,500
HCA, Inc.	9.125%	11/15/2014	600	635,250

Total				1,095,812

Health Care Providers & Services 0.76%

Community Health Systems, Inc.	8.875%	7/15/2015	400	415,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	260,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.†	8.00%	2/1/2018	250	244,375

Total				919,375

Hotels, Restaurants & Leisure 1.11%

Hyatt Hotels Corp.†	5.75%	8/15/2015	355	362,718
McDonald’s Corp.	5.00%	2/1/2019	350	367,935
River Rock Entertainment Authority (The)	9.75%	11/1/2011	20	18,550
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	300	326,250
Station Casinos, Inc.(f)	6.50%	2/1/2014	250	1,563
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	250	270,000

Total				1,347,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Durables 0.86%

Beazer Homes USA, Inc.	6.50%	11/15/2013	$150	$143,813
Brookstone Co., Inc.	12.00%	10/15/2012	250	196,250
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	150	160,500
Lennar Corp.	12.25%	6/1/2017	250	306,875
Whirlpool Corp.	8.60%	5/1/2014	200	232,310

Total				1,039,748

Independent Power Producers & Energy Traders 0.85%

AES Corp. (The)	8.00%	10/15/2017	325	331,500
Dynegy Holdings, Inc.	8.375%	5/1/2016	225	187,875
Mirant Americas Generation LLC	9.125%	5/1/2031	350	315,875
NRG Energy, Inc.	7.25%	2/1/2014	200	202,000

Total				1,037,250

Information Technology Services 0.65%

SunGard Data Systems, Inc.	10.25%	8/15/2015	750	792,187

Insurance 0.19%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	200	226,000

Leisure Equipment & Products 0.51%

Expedia, Inc.	8.50%	7/1/2016	175	195,125
Speedway Motorsports, Inc.	8.75%	6/1/2016	400	428,000

Total				623,125

Machinery 0.28%

Oshkosh Corp.†	8.50%	3/1/2020	325	338,000

Media 1.45%

Affinion Group, Inc.	11.50%	10/15/2015	475	489,250
Barrington Broadcasting Group LLC	10.50%	8/15/2014	275	243,375
CBS Corp.	8.875%	5/15/2019	250	302,493
Mediacom Broadband LLC	8.50%	10/15/2015	500	513,750
Mediacom Communications Corp.†	9.125%	8/15/2019	100	103,625
WMG Acquisition Corp.†	9.50%	6/15/2016	100	107,375

Total				1,759,868

Metals & Mining 0.88%

Cliffs Natural Resources, Inc.	5.90%	3/15/2020	250	256,513
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	425	473,446
Noranda Aluminum Acquisition Corp. PIK	5.274%#	5/15/2015	196	156,480
Teck Resources Ltd. (Canada)(b)	9.75%	5/15/2014	150	178,500

Total				1,064,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Line Retail 0.28%

Macy’s Retail Holdings, Inc.	8.875%	7/15/2015	$300	$340,500

Multi-Utilities 0.60%

Black Hills Corp.	9.00%	5/15/2014	350	404,404
NiSource Finance Corp.	10.75%	3/15/2016	250	318,151

Total				722,555

Oil, Gas & Consumable Fuels 2.45%

Chesapeake Energy Corp.	7.625%	7/15/2013	200	209,500
CONSOL Energy, Inc.†	8.25%	4/1/2020	300	309,750
Continental Resources, Inc.	8.25%	10/1/2019	750	798,750
El Paso Corp.	7.00%	6/15/2017	500	512,794
El Paso Corp.	7.25%	6/1/2018	250	259,227
Forest Oil Corp.	7.25%	6/15/2019	200	202,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	400	410,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	265,511

Total				2,967,532

Personal Products 0.29%

Elizabeth Arden, Inc.	7.75%	1/15/2014	350	352,625

Real Estate Investment Trusts 0.14%

Host Hotels & Resorts LP	6.375%	3/15/2015	175	174,563

Specialty Retail 0.37%

Limited Brands, Inc.	8.50%	6/15/2019	400	448,000

Textiles, Apparel & Luxury Goods 0.41%

INVISTA†	9.25%	5/1/2012	70	71,225
Levi Strauss & Co.	9.75%	1/15/2015	400	421,000

Total				492,225

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(f)	6.875%	6/15/2011	275	3,094

Wireless Telecommunication Services 0.74%

MetroPCS Wireless, Inc.	9.25%	11/1/2014	350	359,625
Sprint Capital Corp.	6.90%	5/1/2019	350	322,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	100	111,000
Wind Acquisition Finance SA (Italy)†(b)	12.00%	12/1/2015	100	108,500

Total				901,125

Total High Yield Corporate Bonds (cost $30,099,004)				30,532,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) March 31, 2010

Investments	Interest Rate		Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Agency/Government Related

Fannie Mae* (cost $213,465)	Zero Coupon		9	$10,795

	Exercise Price	Expiration Date
RIGHT 0.00%

Chemicals

Equistar Chemicals LP* (cost $0)	$10.61	4/15/2010	6	—	(h)

WARRANT 0.01%

Media

Charter Communications, Inc.* (cost $4,456)	46.86	11/30/2014	1	7,956

Total Long-Term Investments (cost $111,701,610)				120,306,891

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.36%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $445,000 of Federal Home Loan Mortgage Corp. at 2.00% due 3/29/2013; value: $445,556; proceeds: $436,322 (cost $436,322)			$436	436,322

Total Investments in Securities 99.50% (cost $112,137,932)				120,743,213

Foreign Cash, Cash and Other Assets in Excess of Liabilities( i) 0.50%				607,385

Net Assets 100.00%				$121,350,598

ADR American Depositary Receipt.

PIK Payment-in-kind.

Unit More than one class of securities traded together.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at March 31, 2010.
(a)	Amount is less than 1,000 shares.
(b)	Foreign security traded in U.S. dollars.
(c)	Restricted security. The Fund acquired 3,410 shares in a private placement on June 11, 2009 for a cost of $63,938. The fair value price per share on March 31, 2010 is $34.50.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO (formerly, America’s Value Portfolio) March 31, 2010

(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at March 31, 2010.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted security.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Security is valued at zero (See Note 2(a)).
(i)	Foreign Cash, Cash and Other Assets in Excess of Liabilities include unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2010	25	Short	$(2,906,250)	$28,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO (formerly, Large Cap Core Portfolio) March 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.99%

Aerospace & Defense 2.34%

Boeing Co. (The)	304	$22
Honeywell International, Inc.	3,865	175
Precision Castparts Corp.	2,466	313
United Technologies Corp.	3,192	235

Total		745

Beverages 1.52%

Coca-Cola Co. (The)	5,471	301
PepsiCo, Inc.	2,764	183

Total		484

Biotechnology 3.32%

Amgen, Inc.*	6,594	394
Celgene Corp.*	2,577	160
Genzyme Corp.*	2,216	115
Gilead Sciences, Inc.*	4,289	195
Human Genome Sciences, Inc.*	2,405	73
Myriad Genetics, Inc.*	1,992	48
Vertex Pharmaceuticals, Inc.*	1,759	72

Total		1,057

Capital Markets 6.29%

Bank of New York Mellon Corp. (The)	3,123	96
Franklin Resources, Inc.	1,464	162
Goldman Sachs Group, Inc. (The)	3,964	676
Morgan Stanley	14,017	411
State Street Corp.	9,217	416
T. Rowe Price Group, Inc.	4,374	240

Total		2,001

Chemicals 5.10%

Celanese Corp. Series A	4,710	150
Dow Chemical Co. (The)	13,534	400
E.I. du Pont de Nemours & Co.	3,258	121
Monsanto Co.	7,783	556
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	3,315	396

Total		1,623

Commercial Banks 5.39%

Fifth Third Bancorp	20,834	283
PNC Financial Services Group, Inc. (The)	5,494	328
Regions Financial Corp.	24,601	193
SunTrust Banks, Inc.	5,531	148
U.S. Bancorp	9,785	253
Wells Fargo & Co.	16,319	508

Total		1,713

Communications Equipment 3.29%

Cisco Systems, Inc.*	18,727	487
Nokia Corp. ADR	6,701	104
QUALCOMM, Inc.	10,868	456

Total		1,047

Computers & Peripherals 6.21%

Apple, Inc.*	3,800	893
Dell, Inc.*	20,701	311
EMC Corp.*	14,169	256
Hewlett-Packard Co.	9,657	513

Total		1,973

Consumer Finance 0.98%

Capital One Financial Corp.	7,512	311

Diversified Financial Services 5.10%

Bank of America Corp.	49,332	881
JPMorgan Chase & Co.	16,547	741

Total		1,622

Diversified Telecommunication Services 1.18%

AT&T, Inc.	10,558	273
Verizon Communications, Inc.	3,300	102

Total		375

Electric: Utilities 0.47%

FPL Group, Inc.	1,745	84
Progress Energy, Inc.	1,665	66

Total		150

Electrical Equipment 0.51%

Emerson Electric Co.	3,204	161

Electronic Equipment, Instruments & Components 0.78%

Corning, Inc.	8,726	176
Dolby Laboratories, Inc. Class A*	1,230	72

Total		248

Energy Equipment & Services 2.48%

Schlumberger Ltd.	7,877	500
Smith International, Inc.	3,999	171
Weatherford International Ltd. (Switzerland)* (a)	7,317	116

Total		787

Food & Staples Retailing 0.96%

CVS Caremark Corp.	5,289	193
Wal-Mart Stores, Inc.	1,989	111

Total		304

Food Products 0.65%

Kellogg Co.	1,465	78

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO (formerly, Large Cap Core Portfolio) March 31, 2010

Investments	Shares	Value (000)
Food Products (continued)

Kraft Foods, Inc. Class A	4,273	$129

Total		207

Health Care Equipment & Supplies 0.52%

Baxter International, Inc.	1,452	85
St. Jude Medical, Inc.*	1,921	79

Total		164

Health Care Providers & Services 2.26%

Express Scripts, Inc.*	3,815	388
Medco Health Solutions, Inc.*	3,450	223
Quest Diagnostics, Inc.	1,861	109

Total		720

Hotels, Restaurants & Leisure 6.35%

Boyd Gaming Corp.*	5,442	54
Carnival Corp. Unit	9,100	354
Darden Restaurants, Inc.	2,424	108
Hyatt Hotels Corp. Class A*	1,425	56
International Game Technology	10,483	193
Marriott International, Inc. Class A	15,187	479
Royal Caribbean Cruises Ltd.*	2,270	75
Starwood Hotels & Resorts Worldwide, Inc.	6,138	286
Wynn Resorts Ltd.	5,477	415

Total		2,020

Household Products 1.73%

Colgate-Palmolive Co.	1,213	103
Procter & Gamble Co. (The)	7,065	447

Total		550

Industrial Conglomerates 1.25%

General Electric Co.	21,894	399

Information Technology Services 0.32%

MasterCard, Inc. Class A	399	101

Insurance 1.53%

MetLife, Inc.	6,598	286
Prudential Financial, Inc.	3,287	199

Total		485

Internet Software & Services 2.07%

Google, Inc. Class A*	1,163	659

Machinery 1.36%

Eaton Corp.	2,205	167
Parker Hannifin Corp.	4,084	264

Total		431

Media 1.57%

DreamWorks Animation
SKG, Inc. Class A*	715	28
Time Warner, Inc.	5,850	183
Walt Disney Co. (The)	8,271	289

Total		500

Metals & Mining 1.56%

Freeport-McMoRan
Copper & Gold, Inc.	2,944	246
United States Steel Corp.	3,913	249

Total		495

Multi-Line Retail 2.82%

J.C. Penney Co., Inc.	5,813	187
Kohl’s Corp.*	3,966	217
Macy’s, Inc.	2,775	60
Target Corp.	8,199	431

Total		895

Multi-Utilities 0.32%

Dominion Resources, Inc.	2,465	101

Oil, Gas & Consumable Fuels 8.08%

Apache Corp.	2,198	223
BP plc ADR	1,105	63
Chevron Corp.	3,599	273
Continental Resources, Inc.*	2,331	99
Devon Energy Corp.	2,054	132
EOG Resources, Inc.	1,728	161
Exxon Mobil Corp.	7,407	496
Hess Corp.	6,148	385
Marathon Oil Corp.	986	31
Occidental Petroleum Corp.	2,437	206
Petrohawk Energy Corp.*	2,317	47
Range Resources Corp.	1,079	51
Southwestern Energy Co.*	2,428	99
Suncor Energy, Inc. (Canada)(a)	9,284	302

Total		2,568

Pharmaceuticals 4.97%

Abbott Laboratories	5,707	301
Johnson & Johnson	6,789	443
Merck & Co., Inc.	10,824	404
Pfizer, Inc.	25,241	433

Total		1,581

Professional Services 0.59%

Monster Worldwide, Inc.*	11,374	189

Real Estate Investment Trusts 0.77%

Host Hotels & Resorts, Inc.	16,653	244

Road & Rail 1.38%

Union Pacific Corp.	5,994	439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO (formerly, Large Cap Core Portfolio) March 31, 2010

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment 2.97%

Broadcom Corp. Class A	3,333	$111
Intel Corp.	20,552	458
Micron Technology, Inc.*	24,891	259
Texas Instruments, Inc.	4,735	116

Total		944

Software 6.00%

Activision Blizzard, Inc.	30,288	365
Adobe Systems, Inc.*	12,334	436
Microsoft Corp.	22,488	658
Oracle Corp.	8,735	224
VMware, Inc. Class A*	4,188	223

Total		1,906

Specialty Retail 2.26%

Best Buy Co., Inc.	4,896	208
Dick’s Sporting Goods, Inc.*	14,075	368
Home Depot, Inc. (The)	4,445	144

Total		720

Textiles, Apparel & Luxury Goods 0.51%

Coach, Inc.	4,071	161

Tobacco 0.23%

Altria Group, Inc.	3,566	73

Total Common Stocks (cost $26,258,402)		31,153

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.34%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $1,410,000 of Federal Home Loan Mortgage Corp. at 2.00% due 3/29/2013; value: $1,411,763; proceeds: $1,379,999 (cost $1,379,999)	$1,380	1,380

Total Investments in Securities 102.33% (cost $27,638,401)		32,533

Liabilities in Excess of Other Assets (2.33%)		(740)

Net Assets 100.00%		$31,793

ADR American Depositary Receipt.

Unit More than one class of securities traded together. * Non-income producing security.

(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO (formerly, All Value Portfolio) March 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 98.24%

Aerospace & Defense 4.14%

Curtiss-Wright Corp.	13,900	$484
General Dynamics Corp.	8,013	619
Hexcel Corp.*	50,200	725
Honeywell International, Inc.	22,500	1,019
Kaman Corp.	17,900	448
United Technologies Corp.	21,634	1,592

Total		4,887

Auto Components 1.42%

WABCO Holdings, Inc.*	56,100	1,679

Automobiles 2.40%

Ford Motor Co.*	178,600	2,245
Honda Motor Co., Ltd. ADR	16,500	582

Total		2,827

Biotechnology 3.54%

Amgen, Inc.*	51,300	3,066
Onyx Pharmaceuticals, Inc.*	36,600	1,108

Total		4,174

Building Products 0.41%

Quanex Building Products Corp.	15,650	259
Trex Co., Inc.*	10,500	224

Total		483

Capital Markets 6.10%

Affiliated Managers Group, Inc.*	7,500	593
Charles Schwab Corp. (The)	70,000	1,308
Goldman Sachs Group, Inc. (The)	3,900	666
Lazard Ltd. Class A	49,200	1,756
Morgan Stanley	30,500	893
Raymond James Financial, Inc.	33,500	896
State Street Corp.	24,000	1,083

Total		7,195

Chemicals 0.29%

Celanese Corp. Series A	10,800	344

Commercial Banks 6.34%

City National Corp.	23,500	1,268
Comerica, Inc.	9,500	361
Commerce Bancshares, Inc.	20,960	862
Cullen/Frost Bankers, Inc.	25,900	1,445
KeyCorp	155,600	1,206
SunTrust Banks, Inc.	33,700	903
TCF Financial Corp.	26,369	420
Wells Fargo & Co.	20,000	622
Zions Bancorporation	18,200	397

Total		7,484

Computers & Peripherals 3.15%

EMC Corp.*	51,331	926
Hewlett-Packard Co.	52,500	2,790

Total		3,716

Consumer Finance 0.78%

Capital One Financial Corp.	22,152	917

Diversified Financial Services 3.55%

Bank of America Corp.	151,500	2,704
JPMorgan Chase & Co.	33,300	1,490

Total		4,194

Electrical Equipment 0.11%

AMETEK, Inc.	3,000	124

Energy Equipment & Services 2.25%

Halliburton Co.	59,700	1,799
Weatherford International Ltd. (Switzerland)*(a)	54,000	856

Total		2,655

Food Products 0.62%

Archer Daniels Midland Co.	25,300	731

Gas Utilities 0.74%

EQT Corp.	21,300	873

Health Care Equipment & Supplies 3.08%

Cooper Cos., Inc. (The)	30,400	1,182
Stryker Corp.	20,400	1,168
Varian Medical Systems, Inc.*	11,300	625
Zimmer Holdings, Inc.*	11,100	657

Total		3,632

Health Care Providers & Services 6.73%

AmerisourceBergen Corp.	37,800	1,093
CIGNA Corp.	32,500	1,189
DaVita, Inc.*	20,100	1,274
Humana, Inc.*	30,005	1,403
McKesson Corp.	16,400	1,078
Patterson Cos., Inc.	38,200	1,186
Universal Health Services, Inc. Class B	20,600	723

Total		7,946

Hotels, Restaurants & Leisure 2.87%

Carnival Corp. Unit	24,500	953
Marriott International, Inc.
Class A	37,639	1,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO (formerly, All Value Portfolio) March 31, 2010

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure (continued)

Starwood Hotels & Resorts
Worldwide, Inc.	26,800	$1,250

Total		3,389

Household Durables 0.88%

Fortune Brands, Inc.	21,500	1,043

Information Technology Services 3.15%

Accenture plc Class A (Ireland)(a)	27,579	1,157
MasterCard, Inc. Class A	3,196	812
VeriFone Holdings, Inc.*	86,600	1,750

Total		3,719

Insurance 1.68%

Berkshire Hathaway, Inc.
Class B*	18,800	1,528
Markel Corp.*	1,200	450

Total		1,978

Internet & Catalog Retail 0.18%

NutriSystem, Inc.	12,000	214

Life Sciences Tools & Services 1.07%

Affymetrix, Inc.*	76,235	560
PAREXEL International Corp.*	30,300	706

Total		1,266

Machinery 6.42%

Eaton Corp.	27,070	2,051
EnPro Industries, Inc.*	21,700	631
Kennametal, Inc.	25,600	720
Pall Corp.	23,600	956
Parker Hannifin Corp.	20,513	1,328
RBC Bearings, Inc.*	7,300	233
Robbins & Myers, Inc.	40,800	972
Tennant Co.	25,000	685

Total		7,576

Media 2.59%

Interpublic Group of Cos., Inc. (The)*	95,000	790
Omnicom Group, Inc.	42,800	1,661
Walt Disney Co. (The)	17,200	601

Total		3,052

Metals & Mining 5.34%

Agnico-Eagle Mines Ltd. (Canada)(a)	6,200	345
Barrick Gold Corp. (Canada)(a)	58,772	2,253
Newmont Mining Corp.	4,900	250
Nucor Corp.	16,600	753
Reliance Steel & Aluminum Co.	32,400	1,595
United States Steel Corp.	17,400	1,105

Total		6,301

Multi-Line Retail 0.43%

J.C. Penney Co., Inc.	9,700	$312
Nordstrom, Inc.	4,900	200

Total		512

Oil, Gas & Consumable Fuels 10.82%

Apache Corp.	6,400	650
Chevron Corp.	11,700	887
El Paso Corp.	165,700	1,796
EnCana Corp. (Canada)(a)	15,700	487
Exxon Mobil Corp.	37,500	2,512
Forest Oil Corp.*	5,100	132
Noble Energy, Inc.	7,500	548
Southwestern Energy Co.*	24,300	990
Williams Cos., Inc. (The)	101,100	2,335
XTO Energy, Inc.	51,700	2,439

Total		12,776

Pharmaceuticals 4.11%

Abbott Laboratories	37,070	1,953
Warner Chilcott plc Class A (Ireland)*(a)	68,100	1,740
Watson Pharmaceuticals, Inc.*	27,848	1,163

Total		4,856

Road & Rail 1.90%

Canadian National Railway Co. (Canada)(a)	4,800	291
Heartland Express, Inc.	29,300	483
Kansas City Southern*	40,500	1,465

Total		2,239

Semiconductors & Semiconductor Equipment 3.82%

Broadcom Corp. Class A	10,600	352
Intel Corp.	91,800	2,043
Micron Technology, Inc.*	98,200	1,020
National Semiconductor Corp.	44,400	642
Xilinx, Inc.	17,486	446

Total		4,503

Software 4.95%

Adobe Systems, Inc.*	42,800	1,514
Autodesk, Inc.*	20,700	609
Intuit, Inc.*	36,500	1,253
McAfee, Inc.*	17,500	702
Microsoft Corp.	60,300	1,765

Total		5,843

Specialty Retail 1.40%

American Eagle Outfitters, Inc.	39,600	733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO (formerly, All Value Portfolio) March 31, 2010

Investments	Shares	Value (000)
Specialty Retail (continued)

Children’s Place Retail Stores, Inc. (The)*	5,300	236
Lowe’s Cos., Inc.	28,200	684

Total		1,653

Textiles, Apparel & Luxury Goods 0.98%

Fossil, Inc.*	7,600	$287
NIKE, Inc. Class B	11,900	875

Total		1,162

Total Common Stocks (cost $99,195,533)		115,943

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.98%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $120,000 of Federal Home Loan Mortgage Corp. at 4.25% due 12/12/2018 and $2,170,000 of Federal National Mortgage Assoc. at 5.80% due 2/9/2026; value: $2,379,500; proceeds: $2,330,955 (cost $2,330,955)	$2,331	2,331

Total Investments in Securities 100.22% (cost $101,526,488)		118,274

Liabilities in Excess of Other Assets (0.22%)		(259)

Net Assets 100.00%		$118,015

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 95.27%

Aerospace & Defense 1.40%

Honeywell International, Inc.	119,500	$5,410
Lockheed Martin Corp.	83,800	6,974
Raytheon Co.	68,800	3,930

Total		16,314

Airlines 3.52%

AMR Corp.*	289,808	2,640
Delta Air Lines, Inc.*	2,632,847	38,413

Total		41,053

Automobiles 1.78%

Ford Motor Co.*	1,650,900	20,752

Beverages 0.64%

PepsiCo, Inc.	113,600	7,516

Biotechnology 2.21%

Amgen, Inc.*	257,296	15,376
Gilead Sciences, Inc.*	228,700	10,401

Total		25,777

Capital Markets 8.75%

Bank of New York Mellon Corp. (The)	924,948	28,562
Charles Schwab Corp. (The)	767,248	14,340
Franklin Resources, Inc.	87,893	9,747
Goldman Sachs Group, Inc. (The)	123,572	21,085
Morgan Stanley	578,400	16,941
State Street Corp.	253,900	11,461

Total		102,136

Chemicals 2.75%

Dow Chemical Co. (The)	439,500	12,996
Mosaic Co. (The)	222,200	13,503
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	26,900	3,211
Praxair, Inc.	29,102	2,415

Total		32,125

Commercial Banks 12.66%

BB&T Corp.	222,117	7,194
KeyCorp	1,396,228	10,821
M&T Bank Corp.	108,779	8,635
PNC Financial Services Group, Inc. (The)	319,946	19,101
Regions Financial Corp.	763,500	5,994
SunTrust Banks, Inc.	925,400	24,791
Wells Fargo & Co.	1,810,901	56,355
Zions Bancorporation	681,030	14,860

Total		147,751

Computers & Peripherals 1.40%

EMC Corp.*	308,200	5,560
Hewlett-Packard Co.	202,885	10,783

Total		16,343

Diversified Financial Services 7.50%

Bank of America Corp.	1,692,293	30,207
Citigroup, Inc.*	3,418,700	13,846
JPMorgan Chase & Co.	970,238	43,418

Total		87,471

Diversified Telecommunication Services 2.52%

AT&T, Inc.	736,947	19,043
Verizon Communications, Inc.	334,500	10,376

Total		29,419

Electric: Utilities 0.44%

Southern Co.	155,595	5,160

Electrical Equipment 0.64%

Emerson Electric Co.	147,400	7,420

Energy Equipment & Services 3.88%

Halliburton Co.	539,900	16,267
Schlumberger Ltd.	404,592	25,676
Smith International, Inc.	78,700	3,370

Total		45,313

Food & Staples Retailing 2.48%

Kroger Co. (The)	1,193,453	25,850
Wal-Mart Stores, Inc.	56,392	3,135

Total		28,985

Food Products 1.58%

Archer Daniels Midland Co.	496,900	14,360
Kraft Foods, Inc. Class A	133,297	4,031

Total		18,391

Health Care Equipment & Supplies 1.46%

Boston Scientific Corp.*	676,098	4,882
Covidien plc (Ireland)(a)	241,671	12,151

Total		17,033

Health Care Providers & Services 1.74%

UnitedHealth Group, Inc.	623,226	20,361

Hotels, Restaurants & Leisure 2.73%

Carnival Corp. Unit	205,750	8,000
Hyatt Hotels Corp. Class A*	294,100	11,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2010

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure (continued)

Marriott International, Inc.
Class A	394,874	$12,446

Total		31,904

Household Durables 0.64%

Pulte Homes, Inc.*	662,700	7,455

Household Products 0.66%

Colgate-Palmolive Co.	89,700	7,648

Insurance 0.59%

MetLife, Inc.	158,249	6,859

Internet & Catalog Retail 1.60%

HSN, Inc.*	635,409	18,706

Machinery 3.25%

Caterpillar, Inc.	204,900	12,878
Eaton Corp.	331,072	25,085

Total		37,963

Media 2.39%

Comcast Corp. Class A	725,802	13,660
Omnicom Group, Inc.	91,500	3,551
Time Warner Cable, Inc.	128,051	6,826
Time Warner, Inc.	122,666	3,836

Total		27,873

Metals & Mining 4.09%

Barrick Gold Corp. (Canada)(a)	356,400	13,664
Cliffs Natural Resources, Inc.	206,200	14,630
Newmont Mining Corp.	175,100	8,918
United States Steel Corp.	165,600	10,519

Total		47,731

Multi-Line Retail 3.05%

J.C. Penney Co., Inc.	157,200	5,057
Kohl’s Corp.*	157,400	8,622
Target Corp.	417,600	21,966

Total		35,645

Multi-Utilities 0.66%

PG&E Corp.	180,200	7,644

Oil, Gas & Consumable Fuels 10.87%

Anadarko Petroleum Corp.	26,900	1,959
Apache Corp.	25,900	2,629
Chevron Corp.	393,725	29,856
ConocoPhillips	12,500	640
Devon Energy Corp.	74,200	4,781
El Paso Corp.	1,080,770	11,716
EOG Resources, Inc.	65,464	6,084
Exxon Mobil Corp.	241,655	16,186
Hess Corp.	111,400	6,968
Marathon Oil Corp.	371,000	11,738
Occidental Petroleum Corp.	14,478	1,224
Petroleo Brasileiro SA ADR	156,000	6,940
Southwestern Energy Co.*	25,800	1,051
Suncor Energy, Inc. (Canada)(a)	267,221	8,695
Valero Energy Corp.	227,700	4,486
XTO Energy, Inc.	253,175	11,945

Total		126,898

Pharmaceuticals 4.52%

Abbott Laboratories	296,964	15,644
Johnson & Johnson	171,800	11,201
Merck & Co., Inc.	214,100	7,997
Teva Pharmaceutical Industries Ltd. ADR	283,567	17,888

Total		52,730

Real Estate Investment Trusts 0.23%

Annaly Capital
Management, Inc.	158,300	2,720

Road & Rail 1.09%

Hertz Global Holdings, Inc.*	1,276,020	12,747

Semiconductors & Semiconductor Equipment 0.60%

Intel Corp.	313,000	6,967

Specialty Retail 0.89%

Home Depot, Inc. (The)	114,300	3,698
J. Crew Group, Inc.*	145,929	6,698

Total		10,396

Textiles, Apparel & Luxury Goods 0.06%

NIKE, Inc. Class B	9,300	684

Total Common Stocks (cost $897,275,253)		1,111,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.65%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $54,880,000 of Federal National Mortgage Assoc. at 2.25% due 1/15/2013; value: $55,360,200; proceeds: $54,271,501 (cost $54,271,501)	$54,272	$54,272

Total Investments in Securities 99.92% (cost $951,546,754)		1,166,162

Other Assets in Excess of Liabilities 0.08%		949

Net Assets 100.00%		$1,167,111

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 99.32%

Aerospace & Defense 2.17%

Goodrich Corp.	6,206	$438
Precision Castparts Corp.	7,374	934
Rockwell Collins, Inc.	15,476	969

Total		2,341

Airlines 0.57%

AMR Corp.*	67,784	617

Auto Components 1.22%

Gentex Corp.	37,095	720
Lear Corp.*	7,531	598

Total		1,318

Biotechnology 2.54%

Alexion Pharmaceuticals, Inc.*	10,512	572
Dendreon Corp.*	14,888	543
Human Genome Sciences, Inc.*	14,696	444
Onyx Pharmaceuticals, Inc.*	15,255	462
Vertex Pharmaceuticals, Inc.*	17,611	720

Total		2,741

Capital Markets 5.82%

Affiliated Managers Group, Inc.*	10,350	818
BlackRock, Inc.	3,856	840
Invesco Ltd.	27,604	605
Jefferies Group, Inc.	34,702	821
Lazard Ltd. Class A	21,986	785
T. Rowe Price Group, Inc.	30,426	1,671
TD Ameritrade Holding Corp.*	38,554	735

Total		6,275

Chemicals 3.73%

Albemarle Corp.	28,041	1,195
Celanese Corp. Series A	22,748	725
FMC Corp.	13,233	801
Intrepid Potash, Inc.*	20,971	636
Olin Corp.	33,736	662

Total		4,019

Commercial Banks 4.39%

City National Corp.	16,062	867
Comerica, Inc.	14,646	557
Fifth Third Bancorp	58,333	793
KeyCorp	109,754	851
Regions Financial Corp.	106,453	836
SunTrust Banks, Inc.	31,020	831

Total		4,735

Communications Equipment 1.28%

F5 Networks, Inc.*	13,401	824
Juniper Networks, Inc.*	18,021	553

Total		1,377

Computers & Peripherals 2.03%

NetApp, Inc.*	39,492	1,286
Western Digital Corp.*	23,103	901

Total		2,187

Consumer Finance 0.63%

Capital One Financial Corp.	16,295	675

Containers & Packaging 1.12%

Owens-Illinois, Inc.*	33,902	1,205

Diversified Consumer Services 1.27%

Apollo Group, Inc. Class A*	13,797	846
DeVry, Inc.	8,079	527

Total		1,373

Diversified Financial Services 1.59%

IntercontinentalExchange, Inc.*	5,020	563
Moody’s Corp.	38,714	1,152

Total		1,715

Electrical Equipment 1.02%

Cooper Industries plc	11,514	552
Rockwell Automation, Inc.	9,765	550

Total		1,102

Electronic Equipment, Instruments & Components 2.75%

Agilent Technologies, Inc.*	25,734	885
Amphenol Corp. Class A	17,832	752
Avnet, Inc.*	18,223	547
Itron, Inc.*	10,734	779

Total		2,963

Energy Equipment & Services 3.70%

Atwood Oceanics, Inc.*	18,581	643
Cameron International Corp.*	26,266	1,126
FMC Technologies, Inc.*	13,549	876
Key Energy Services, Inc.*	52,844	505
Oceaneering International, Inc.*	13,200	838

Total		3,988

Food Products 0.54%

Green Mountain Coffee Roasters, Inc.*	5,975	578

Health Care Equipment & Supplies 3.39%

Edwards Lifesciences Corp.*	3,724	368
Intuitive Surgical, Inc.*	3,452	1,202
Kinetic Concepts, Inc.*	7,371	352
NuVasive, Inc.*	12,901	583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2010

Investments	Shares	Value (000)
Health Care Equipment & Supplies (continued)

ResMed, Inc.*	17,988	$1,145

Total		3,650

Health Care Providers & Services 3.01%

AmerisourceBergen Corp.	20,680	598
CIGNA Corp.	19,383	709
Express Scripts, Inc.*	8,430	858
Humana, Inc.*	11,446	535
Universal Health Services, Inc. Class B	15,427	541

Total		3,241

Health Care Technology 0.81%

Cerner Corp.*	10,311	877

Hotels, Restaurants & Leisure 5.08%

Gaylord Entertainment Co.*	21,650	634
International Game Technology	39,156	722
Marriott International, Inc. Class A	35,271	1,112
MGM Mirage*	43,774	525
Panera Bread Co. Class A*	6,940	531
Royal Caribbean Cruises Ltd.*	16,611	548
Starwood Hotels & Resorts Worldwide, Inc.	29,983	1,398

Total		5,470

Information Technology Services 2.44%

Alliance Data Systems Corp.*	13,601	870
Cognizant Technology Solutions Corp. Class A*	34,506	1,759

Total		2,629

Insurance 1.06%

Principal Financial Group, Inc.	39,165	1,144

Internet & Catalog Retail 0.75%

priceline.com, Inc.*	3,171	809

Internet Software & Services 1.68%

Akamai Technologies, Inc.*	23,818	748
Equinix, Inc.*	10,878	1,059

Total		1,807

Life Sciences Tools & Services 1.29%

Affymetrix, Inc.*	76,324	560
PAREXEL International Corp.*	35,779	834

Total		1,394

Machinery 2.30%

Deere & Co.	9,734	579
Kennametal, Inc.	22,140	623
Pall Corp.	15,874	643
Parker Hannifin Corp.	9,807	635

Total		2,480

Media 1.23%

DreamWorks Animation SKG, Inc. Class A*	11,612	457
Lamar Advertising Co. Class A*	25,363	871

Total		1,328

Metals & Mining 3.12%

Cliffs Natural Resources, Inc.	9,077	644
Compass Minerals International, Inc.	8,243	661
United States Steel Corp.	16,766	1,065
Walter Energy, Inc.	10,685	986

Total		3,356

Multi-Line Retail 2.10%

J.C. Penney Co., Inc.	21,727	699
Nordstrom, Inc.	38,291	1,564

Total		2,263

Oil, Gas & Consumable Fuels 1.65%

Continental Resources, Inc.*	12,355	526
Pioneer Natural Resources Co.	8,165	460
Range Resources Corp.	5,900	277
Southwestern Energy Co.*	12,535	510

Total		1,773

Personal Products 0.77%

Estee Lauder Cos., Inc. (The) Class A	12,746	827

Pharmaceuticals 1.77%

Amylin Pharmaceuticals, Inc.*	16,703	376
Warner Chilcott plc Class A (Ireland)* (a)	25,504	652
Watson Pharmaceuticals, Inc.*	20,949	875

Total		1,903

Professional Services 1.83%

Monster Worldwide, Inc.*	55,468	921
Robert Half International, Inc.	34,500	1,050

Total		1,971

Real Estate Management & Development 0.78%

CB Richard Ellis Group, Inc. Class A*	53,144	842

Road & Rail 2.51%

Con-way, Inc.	18,351	644
J.B. Hunt Transport Services, Inc.	21,992	789
Kansas City Southern*	35,259	1,275

Total		2,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2010

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment 9.64%

Altera Corp.	46,414	$1,128
Analog Devices, Inc.	32,418	934
Atheros Communications, Inc.*	22,342	865
Broadcom Corp. Class A	13,055	433
Cree, Inc.*	15,060	1,058
Cypress Semiconductor Corp.*	76,411	879
Lam Research Corp.*	26,512	989
Marvell Technology Group Ltd.*	52,789	1,076
NVIDIA Corp.*	56,485	982
ON Semiconductor Corp.*	80,522	644
PMC-Sierra, Inc.*	30,309	270
Silicon Laboratories, Inc.*	11,414	544
Varian Semiconductor Equipment Associates, Inc.*	17,646	584

Total		10,386

Software 4.50%

ANSYS, Inc.*	21,892	944
Citrix Systems, Inc.*	16,635	790
Intuit, Inc.*	14,577	501
Nuance Communications, Inc.*	39,421	656
Rovi Corp.*	18,869	701
SuccessFactors, Inc.*	27,540	524
VMware, Inc. Class A*	13,851	738

Total		4,854

Specialty Retail 7.84%

Abercrombie & Fitch Co. Class A	20,736	946
American Eagle Outfitters, Inc.	50,198	930
Bed Bath & Beyond, Inc.*	23,248	1,017
CarMax, Inc.*	6,317	159
Dick’s Sporting Goods, Inc.*	22,857	597
Dress Barn, Inc. (The)*	17,723	464
Limited Brands, Inc.	68,619	1,689
Staples, Inc.	24,459	572
Tiffany & Co.	11,457	544
TJX Companies, Inc. (The)	17,208	732
Urban Outfitters, Inc.*	20,995	798

Total		8,448

Textiles, Apparel & Luxury Goods 3.40%

Carter’s, Inc.*	18,313	552
Coach, Inc.	30,026	1,187
Phillips-Van Heusen Corp.	15,072	865
Skechers U.S.A., Inc. Class A*	16,066	583
Timberland Co. (The) Class A*	22,379	478

Total		3,665

Total Common Stocks (cost $81,728,300)		107,034

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.90%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $985,000 of Federal National Mortgage Assoc. at 2.25% due 1/15/2013; value: $993,619; proceeds: $970,408 (cost $970,408)	$970	970

Total Investments in Securities 100.22% (cost $82,698,708)		108,004

Liabilities in Excess of Other Assets (0.22%)		(234)

Net Assets 100.00%		$107,770

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio) March 31, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.59%

COMMON STOCKS 94.17%

Australia 5.60%

Chemicals 0.92%

Incitec Pivot Ltd.	134,715	$429

Metals & Mining 2.10%

Lihir Gold Ltd.	112,247	312
MacArthur Coal Ltd.	51,695	666
Southern Australian Coal Ltd.	13,027	1

		979

Multi-Line Retail 0.41%

Myer Holdings Ltd.*	62,413	192

Multi-Utilities 1.03%

DUET Group	292,692	481

Oil, Gas & Consumable Fuels 1.14%

Centennial Coal Co., Ltd.	136,875	535

Total Australia		2,616

Austria 1.00%

Hotels, Restaurants & Leisure

bwin Interactive Entertainment AG*	7,931	466

Brazil 0.98%

Household Durables 0.83%

Agre Empreendimentos Imobiliarios SA*	102,388	387

Textiles, Apparel & Luxury Goods 0.15%

Restoque Comercio e Confeccoes de Roupas SA	17,995	72

Total Brazil		459

Canada 1.83%

Metals & Mining 1.48%

Equinox Minerals Ltd.*	183,800	693

Oil, Gas & Consumable Fuels 0.35%

Questerre Energy Corp.*	41,270	161

Total Canada		854

China 2.39%

Automobiles 0.67%

Great Wall Motor Co., Ltd. Class H	150,500	313

Food Products 0.94%
Zhongpin, Inc.*	34,525	438

Internet Software & Services 0.78%

Sohu.com, Inc.*	6,743	368

Total China		1,119

Egypt 1.44%

Automobiles 0.66%

Ghabbour Auto*	47,425	310

Capital Markets 0.78%

EFG-Hermes Holding SAE	63,217	365

Total Egypt		675

France 3.22%

Beverages 0.48%

Remy Cointreau SA	4,344	224

Computers & Peripherals 0.92%

Gemalto NV*	10,004	433

Distributors 0.42%

CFAO SA*	5,245	195

Media 1.40%

Ipsos SA	11,665	412
Publicis Groupe	5,624	241

		653

Total France		1,505

Germany 7.88%

Chemicals 1.31%

Symrise GmbH & Co. AG	25,754	613

Electrical Equipment 0.38%

Tognum AG	9,473	178

Industrial Conglomerates 1.81%

Rheinmetall AG	11,794	845

Life Sciences Tools & Services 1.08%

Gerresheimer AG	16,217	507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio) March 31, 2010

Investments	Shares	U.S. $ Value (000)
Germany (continued)

Machinery 0.57%

MAN SE	3,194	$267

Textiles, Apparel & Luxury Goods 0.72%

Adidas AG	6,320	338

Trading Companies & Distributors 1.41%

Kloeckner & Co. SE*	22,263	658

Transportation Infrastructure 0.60%

Hamburger Hafen und Logistik AG	7,365	279

Total Germany		3,685

Greece 0.66%

Hotels, Restaurants & Leisure

Intralot SA-Integrated Lottery Systems & Services	68,598	310

Hong Kong 5.70%

Auto Components 1.40%

Minth Group Ltd.	390,000	653

Communications Equipment 1.02%

VTech Holdings Ltd.	44,000	476

Hotels, Restaurants & Leisure 1.88%

REXLot Holdings Ltd.	6,150,000	879

Specialty Retail 0.46%

Hengdeli Holdings Ltd.	512,000	218

Textiles, Apparel & Luxury Goods 0.94%

Daphne International Holdings Ltd.	456,000	440

Total Hong Kong		2,666

Indonesia 2.06%

Commercial Banks 1.12%

PT Bank Negara Indonesia Persero Tbk	2,087,500	522

Real Estate Management & Development 0.94%

PT Bakrieland Development Tbk*	6,438,000	170
PT Ciputra Development Tbk*	2,854,151	270

		440

Total Indonesia		962

Ireland 1.04%

Beverages 0.56%

C&C Group plc	57,959	262

Health Care Providers & Services 0.48%

United Drug plc	64,376	223

Total Ireland		485

Italy 7.76%

Aerospace & Defense 0.41%

Finmeccanica SpA	14,300	191

Beverages 1.25%

Davide Campari-Milano SpA	54,522	583

Capital Markets 1.39%

Azimut Holding SpA	51,306	650

Electric: Utilities 1.11%

Terna-Rete Elettrica Nationale SpA	120,150	520

Electrical Equipment 0.57%

Prysmian SpA	13,416	264

Food Products 0.98%

Parmalat SpA	166,968	457

Multi-Utilities 1.03%

Hera SpA	204,885	482

Transportation Infrastructure 1.02%

Ansaldo STS SpA	23,402	479

Total Italy		3,626

Japan 19.62%

Auto Components 0.76%

Keihin Corp.	18,500	357

Chemicals 3.45%

JSR Corp.	28,700	600
Nifco, Inc.	8,100	186
Sumitomo Chemical Co., Ltd.	57,000	279
ZEON Corp.	94,000	549

		1,614

Communications Equipment 1.05%

Hitachi Kokusai Electric, Inc.	49,000	489

Containers & Packaging 1.12%

FP Corp.	11,500	526

Diversified Consumer Services 1.06%

Benesse Holdings, Inc.	11,400	494

Electronic Equipment, Instruments & Components 2.34%

IBIDEN Co., Ltd.	13,000	448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio) March 31, 2010

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Nippon Electric Glass Co., Ltd.	46,000	$648

		1,096

Health Care Equipment & Supplies 0.88%

Hogy Medical Co., Ltd.	8,900	410

Health Care Providers & Services 0.90%

Medipal Holdings Corp.	35,500	420

Hotels, Restaurants & Leisure 0.50%

Pacific Golf Group International Holdings KK	356	235

Household Durables 1.42%

Makita Corp.	20,100	662

Machinery 1.39%

Sumitomo Heavy Industries Ltd.*	108,000	650

Multi-Line Retail 1.05%

Isetan Mitsukoshi Holdings Ltd.	45,492	489

Pharmaceuticals 0.40%

Rohto Pharmaceutical Co., Ltd.	17,000	187

Real Estate Investment Trusts 1.11%

Japan Prime Realty Investment Corp.	129	287
United Urban Investment Corp.	40	230

		517

Semiconductors & Semiconductor Equipment 0.46%

Axell Corp.	6,000	215

Specialty Retail 1.22%

K’s Holdings Corp.	8,880	218
Nitori Co., Ltd.	4,650	353

		571

Wireless Telecommunication Services 0.51%

Okinawa Cellular Telephone Co.	129	240

Total Japan		9,172

Kazakhstan 0.70%

Oil, Gas & Consumable Fuels

KazMunaiGas Exploration Production GDR	13,200	326

Netherlands 0.55%

Electrical Equipment

Draka Holding NV*	14,640	258

Philippines 2.58%

Commercial Banks 1.51%

Metropolitan Bank & Trust Co.	638,700	707

Real Estate Management & Development 1.07%

Megaworld Corp.	17,587,000	498

Total Philippines		1,205

Spain 4.54%

Commercial Services & Supplies 1.34%

Prosegur Compania de Seguridad SA Registered Shares	13,847	625

Electric: Utilities 0.71%

Red Electrica Corporacion SA	6,144	330

Food Products 2.49%

Ebro Puleva SA	33,478	617
Viscofan SA	20,909	549

		1,166

Total Spain		2,121

Sweden 0.96%

Food & Staples Retailing

Axfood AB	15,281	449

Switzerland 2.71%

Capital Markets 1.25%

EFG International AG	33,507	582

Hotels, Restaurants & Leisure 0.82%

Orascom Development Holding AG EDR*	105,520	385

Life Sciences Tools & Services 0.64%

Lonza Group AG Registered Shares	3,685	301

Total Switzerland		1,268

Taiwan 0.00%

Diversified Financial Services

iShares MSCI Taiwan Index Fund ETF	54	1

Thailand 2.36%

Commercial Banks 0.93%

Bangkok Bank Public Co., Ltd.	102,233	435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio) March 31, 2010

Investments	Shares	U.S. $ Value (000)
Thailand (continued)

Consumer Finance 1.43%

Tisco Financial Group Public Co., Ltd.	797,500	$666

Total Thailand		1,101

United Kingdom 18.59%

Aerospace & Defense 1.31%

Cobham plc	156,887	612

Airlines 1.49%

easyJet plc*	99,760	695

Beverages 1.15%

Britvic plc	76,322	537

Capital Markets 1.62%

Schroders plc	35,443	757

Commercial Services & Supplies 1.39%

Babcock International Group plc	70,960	649

Electrical Equipment 0.21%

Ceres Power Holdings plc*	51,000	99

Health Care Providers & Services 0.24%

Southern Cross Healthcare Ltd.*	81,976	113

Hotels, Restaurants & Leisure 2.83%

PartyGaming plc*	108,911	529
Sportingbet plc	274,653	317
TUI Travel plc	104,411	478

		1,324

Household Durables 0.90%

Bellway plc	36,002	421

Industrial Conglomerates 1.50%

Tomkins plc	195,634	701

Insurance 0.90%

Amlin plc	34,640	204
Catlin Group Ltd.	39,647	217

		421

Oil, Gas & Consumable Fuels 2.91%

Dana Petroleum plc*	20,197	368
Dragon Oil plc*	68,479	503
Premier Oil plc*	26,075	489

		1,360

Professional Services 1.77%

Intertek Group plc	27,297	604
Michael Page International plc	37,264	226

		830

Software 0.37%

Micro Focus International plc	22,488	171

Total United Kingdom		8,690

Total Common Stocks (cost $36,075,243)		44,019

PREFERRED STOCKS 1.42%

Brazil 0.92%

Electric: Utilities

Companhia de Transmissao de Energia Eletrica Paulista	16,373	431

Germany 0.50%

Health Care Equipment & Supplies

Fresenius SE	3,080	233

Total Preferred Stocks (cost $563,356)		664

RIGHT 0.00%

Brazil

Electric: Utilities

Companhia de Transmissao de Energia Eletrica Paulista (4/7/2010 at $48.50 BRL)* (cost $0)	172	—	(a)

Total Long-Term Investments (cost $36,638,599)		44,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO (formerly, International Portfolio)

March 31, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.53%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $1,670,000 of Federal National Mortgage Assoc. at 2.25% due 1/15/2013; value: $1,684,613; proceeds: $1,648,138 (cost $1,648,138)	$1,648	$1,648

Total Investments in Securities 99.12% (cost $38,286,737)		46,331

Foreign Cash and Other Assets in Excess of Liabilities 0.88%		412

Net Assets 100.00%		$46,743

EDR Egyptian Depositary Receipt.

ETF Exchange Traded Fund.

GDR Global Depositary Receipt.

*	Non-income producing security.

(a)	Security is valued at zero (See Note 2(a)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.24%

Aerospace & Defense 0.76%

Curtiss-Wright Corp.	65,100	$2,265
ITT Corp.	26,000	1,394

Total		3,659

Auto Components 2.27%

Lear Corp.*	37,400	2,968
WABCO Holdings, Inc.*	267,900	8,016

Total		10,984

Biotechnology 0.64%

Onyx Pharmaceuticals, Inc.*	102,478	3,103

Building Products 0.67%

Simpson Manufacturing Co., Inc.	86,300	2,396
Universal Forest Products, Inc.	22,207	855

Total		3,251

Capital Markets 3.14%

Jefferies Group, Inc.	110,400	2,613
Lazard Ltd. Class A	274,400	9,796
Raymond James Financial, Inc.	105,418	2,819

Total		15,228

Chemicals 1.11%

Celanese Corp. Series A	65,100	2,073
Olin Corp.	167,300	3,282

Total		5,355

Commercial Banks 11.91%

City National Corp.	169,200	9,132
Comerica, Inc.	227,700	8,662
Commerce Bancshares, Inc.	103,985	4,278
Cullen/Frost Bankers, Inc.	105,500	5,887
FirstMerit Corp.	108,242	2,335
KeyCorp	1,015,400	7,869
M&T Bank Corp.	91,137	7,235
Signature Bank*	25,700	952
SunTrust Banks, Inc.	147,700	3,957
TCF Financial Corp.	231,895	3,696
Whitney Holding Corp.	105,900	1,460
Zions Bancorporation	102,853	2,244

Total		57,707

Commercial Services & Supplies 0.68%

Republic Services, Inc.	113,962	3,307

Computers & Peripherals 1.46%

Diebold, Inc.	120,600	3,830
QLogic Corp.*	160,600	3,260

Total		7,090

Containers & Packaging 1.43%

Ball Corp.	85,665	4,573
Greif, Inc. Class A	8,296	456
Owens-Illinois, Inc.*	53,424	1,899

Total		6,928

Diversified Telecommunication Services 1.38%

CenturyTel, Inc.	188,719	6,692

Electric: Utilities 0.58%

Northeast Utilities	102,163	2,824

Electrical Equipment 1.09%

AMETEK, Inc.	103,700	4,299
Roper Industries, Inc.	17,174	993

Total		5,292

Electronic Equipment, Instruments & Components 1.44%

Trimble Navigation Ltd.*	174,300	5,006
Tyco Electronics Ltd. (Switzerland)(a)	72,200	1,984

Total		6,990

Energy Equipment & Services 2.22%

Halliburton Co.	229,760	6,923
Weatherford International Ltd. (Switzerland)*(a)	242,900	3,852

Total		10,775

Food Products 0.31%

J.M. Smucker Co. (The)	24,700	1,488

Gas Utilities 2.02%

EQT Corp.	178,600	7,323
Questar Corp.	56,700	2,449

Total		9,772

Health Care Equipment & Supplies 3.54%

Cooper Cos., Inc. (The)	161,800	6,291
DENTSPLY International, Inc.	60,800	2,119
Kinetic Concepts, Inc.*	98,300	4,700
Varian Medical Systems, Inc.*	27,900	1,544
Zimmer Holdings, Inc.*	42,500	2,516

Total		17,170

Health Care Providers & Services 7.58%

AmerisourceBergen Corp.	172,900	5,000
CIGNA Corp.	130,000	4,755
DaVita, Inc.*	78,100	4,952
HealthSouth Corp.*	172,435	3,225
Humana, Inc.*	65,200	3,049
McKesson Corp.	59,800	3,930
Patterson Cos., Inc.	300,200	9,321
Universal Health Services, Inc.	70,500	2,474

Total		36,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2010

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 2.37%

Marriott International, Inc. Class A	189,037	$5,958
Starwood Hotels & Resorts Worldwide, Inc.	118,400	5,522

Total		11,480

Household Durables 1.32%

Fortune Brands, Inc.	132,000	6,403

Industrial Conglomerates 1.32%

Tyco International Ltd. (Switzerland)(a)	166,930	6,385

Information Technology Services 2.94%

Fiserv, Inc.*	95,800	4,863
VeriFone Holdings, Inc.*	463,000	9,357

Total		14,220

Insurance 2.85%

ACE Ltd. (Switzerland)(a)	40,019	2,093
Aon Corp.	55,600	2,375
Markel Corp.*	7,603	2,849
PartnerRe Ltd.	66,190	5,277
W.R. Berkley Corp.	45,500	1,187

Total		13,781

Internet & Catalog Retail 0.83%

NutriSystem, Inc.	227,026	4,043

Machinery 4.85%

Eaton Corp.	123,600	9,365
Kennametal, Inc.	143,200	4,027
Pall Corp.	42,415	1,717
Parker Hannifin Corp.	87,900	5,691
Pentair, Inc.	45,200	1,610
SPX Corp.	16,200	1,074

Total		23,484

Media 3.73%

Interpublic Group of Cos., Inc. (The)*	1,197,158	9,960
Omnicom Group, Inc.	208,800	8,104

Total		18,064

Metals & Mining 4.72%

Agnico-Eagle Mines Ltd. (Canada)(a)	78,395	4,364
IAMGOLD Corp. (Canada)(a)	108,500	1,434
Reliance Steel & Aluminum Co.	159,500	7,852
Steel Dynamics, Inc.	213,400	3,728
United States Steel Corp.	86,000	5,463

Total		22,841

Multi-Line Retail 2.89%

Big Lots, Inc.*	99,000	3,606
Family Dollar Stores, Inc.	142,154	5,204
J.C. Penney Co., Inc.	80,600	2,593
Nordstrom, Inc.	63,400	2,590

Total		13,993

Multi-Utilities 1.09%

CMS Energy Corp.	341,618	5,281

Oil, Gas & Consumable Fuels 5.05%

Cabot Oil & Gas Corp.	78,700	2,896
El Paso Corp.	696,500	7,550
EOG Resources, Inc.	26,195	2,435
Forest Oil Corp.*	37,474	968
Noble Energy, Inc.	34,200	2,497
Williams Cos., Inc. (The)	350,700	8,101

Total		24,447

Pharmaceuticals 3.93%

Mylan, Inc.*	348,311	7,910
Warner Chilcott plc Class A (Ireland)*(a)	317,600	8,115
Watson Pharmaceuticals, Inc.*	72,400	3,024

Total		19,049

Real Estate Investment Trusts 0.82%

Alexandria Real Estate
Equities, Inc.	58,600	3,961

Road & Rail 1.86%

Heartland Express, Inc.	129,793	2,142
Kansas City Southern*	190,355	6,885

Total		9,027

Semiconductors & Semiconductor Equipment 3.28%

Analog Devices, Inc.	72,300	2,084
Micron Technology, Inc.*	550,023	5,715
National Semiconductor Corp.	232,400	3,358
Xilinx, Inc.	185,500	4,730

Total		15,887

Software 5.69%

Adobe Systems, Inc.*	171,280	6,058
Autodesk, Inc.*	185,691	5,463
CA, Inc.	177,900	4,175
Intuit, Inc.*	220,900	7,586
McAfee, Inc.*	106,011	4,254

Total		27,536

Specialty Retail 2.78%

American Eagle Outfitters, Inc.	267,500	4,954
Children’s Place Retail Stores, Inc. (The)*	35,208	1,569
Guess?, Inc.	18,700	879
PetSmart, Inc.	151,300	4,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2010

Investments	Shares	Value (000)
Specialty Retail (continued)

Pier 1 Imports, Inc.*	192,300	$1,225

Total		13,463

Textiles, Apparel & Luxury Goods 0.12%

Fossil, Inc.*	15,200	574

Thrifts & Mortgage Finance 0.57%

Washington Federal, Inc.	135,300	2,749

Total Common Stocks (cost $377,228,497)		470,989

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.59%

Repurchase Agreement Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $1,150,000 of Federal Home Loan Mortgage Corp. at 4.25% due 12/12/2018, $1,510,000 of Federal Home Loan Mortgage Corp. at 4.20% due 12/10/2015, $6,265,000 of Federal Home Loan Mortgage Corp. at 2.00% due 3/29/2013, $1,165,000 of Federal Farm Credit Bank at 4.875% due 1/17/2017, $1,525,000 of Federal Home Loan Mortgage Corp. at 4.375% due 7/17/2015 and $910,000 of U.S. Treasury Note at 1.75% due 1/31/2014; value: $12,798,156; proceeds: $12,545,984 (cost $12,545,984)

	$12,546	12,546

Total Investments in Securities 99.83% (cost $389,774,481)		483,535

Other Assets in Excess of Liabilities 0.17%		844

Net Assets 100.00%		$484,379

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, incorporated under Maryland law in 1989. As of March 31, 2010, the Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”): All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond Debenture”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large Cap Core Portfolio (“Large Cap Core”) and Mid-Cap Value Portfolio (“Mid Cap Value”). Each Fund is diversified as defined under the Act. Effective May 1, 2010, All Value Portfolio, America’s Value Portfolio, International Portfolio and Large Cap Core Portfolio changed their names to Fundamental Equity Portfolio (“Fundamental Equity”), Capital Structure Portfolio (“Capital Structure”), International Opportunities Portfolio (“International Opportunities”) and Classic Stock Portfolio (“Classic Stock”), respectively, as used herein.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Capital Structure is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Fundamental Equity is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Opportunities is long-term capital appreciation. The investment objective of Mid Cap Value is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

In addition, the Company filed Articles Supplementary to Articles of Incorporation on January 28, 2010 designating four new portfolios: Developing Growth Portfolio; International Core Equity Portfolio; Total Return Portfolio; and Value Opportunities Portfolio. The four new portfolios became effective with the Securities and Exchange Commission on May 1, 2010.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and asked quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Company are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Each Fund may purchase and sell futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of March 31, 2010, only Bond Debenture and Capital Structure had open futures contracts.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Floating Rate Loans- Bond Debenture and Capital Structure may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of March 31, 2010, Capital Structure had no unfunded loan commitments.

(g)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1- quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing each Fund’s investments carried at value:

	Bond Debenture						Capital Structure
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)		Level 1	Level 2	Level 3		Total
Common Stocks	$2,187,954	$—	$—		$2,187,954		$65,361,801	$—	$—		$65,361,801
Convertible Bonds	—	54,736,051	—		54,736,051		—	11,528,366	—		11,528,366
Convertible Preferred Stocks	9,065,706	6,428,313	—		15,494,019		4,971,605	2,984,000	—		7,955,605
Floating Rate Loans	—	—	—		—		—	647,313	—		647,313
Foreign Common Stocks	—	—	—		—		4,262,782	—	—		4,262,782
Government Sponsored Enterprises Bonds	—	5,212,515	—		5,212,515		—	—	—		—
High Yield Corporate Bonds	—	396,409,489	—		396,409,489		—	30,532,273	—		30,532,273
Non-Convertible Preferred Stocks	26,035	—	—		26,035		10,795	—	—		10,795
Right	—	—	—	(1)	—	(1)	—	—	—	(1)	—	(1)
Warrant	—	20,700	—		20,700		—	7,956	—		7,956
Repurchase Agreement	—	5,029,065	—		5,029,065		—	436,322	—		436,322

Total	$11,279,695	$467,836,133	$—		$479,115,828		$74,606,983	$46,136,230	$—		$120,743,213

Other Financial Instruments
Futures Contracts
Assets	$1,441	$—	$—		$1,441		$28,440	$—	$—		$28,440
Liabilities	—	—	—		—		—	—	—		—

Total	$1,441	$—	$—		$1,441		$28,440	$—	$—		$28,440

	Classic Stock						Fundamental Equity
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)		Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Common Stocks	$31,153	$—	$—		$31,153		$115,943	$—	$—		$115,943
Repurchase Agreement	—	1,380	—		1,380		—	2,331	—		2,331

Total	$31,153	$1,380	$—		$32,533		$115,943	$2,331	$—		$118,274

	Growth and Income						Growth Opportunities
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)		Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Common Stocks	$1,111,890	$—	$—		$1,111,890		$107,034	$—	$—		$107,034
Repurchase Agreement	—	54,272	—		54,272		—	970	—		970

Total	$1,111,890	$54,272	$—		$1,166,162		$107,034	$970	$—		$108,004

*	See Schedule of Investments for values in each industry.
(1)	Valued at zero as of March 31, 2010.

Notes to Schedule of Investments (unaudited)(continued)

	International Opportunities						Mid Cap Value
Investment Type*	Level 1 (000)		Level 2 (000)	Level 3 (000)	Total (000)		Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$44,018		$—	$1	$44,019		$470,989	$—	$—	$470,989
Preferred Stocks	664		—	—	664		—	—	—	—
Right	—	(1)	—	—	—	(1)	—	—	—	—
Repurchase Agreement	—		1,648	—	1,648		—	12,546	—	12,546

Total	$31,153		$1,648	$—	$46,331		$470,989	$12,546	$—	$483,535

*	See Schedule of Investments for values in each industry.
(1)	Valued at zero as of March 31, 2010.

As of December 31, 2009, International Opportunities utilized adjusted valuations of foreign securities (as described in Note 2a) to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC, which resulted in Level 2 inputs for substantially all foreign securities. As of March 31, 2010, International Opportunities utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded. Accordingly, the valuations of foreign securities as of March 31, 2010 were categorized as Level 1 inputs. During the period ended March 31, 2010, all foreign securities held by International Opportunities that were classified as Level 2 as of December 31, 2009 that remain the portfolio as of March 31, 2010 were transferred from Level 2 to Level 1. As of December 31, 2009, the value of foreign securities included in Level 2 was approximately $37,412,000.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Bond Debenture
Investment Type*	Balance as of January 1, 2010	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)		Net transfers in or out of level 3	Balance as of March 31, 2010
Right	$—	$—	$—	$—	$—	(1)	$—	$—	(1)

Capital Structure
Investment Type*	Balance as of January 1, 2010	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)		Net transfers in or out of level 3	Balance as of March 31, 2010
Right	$—	$—	$—	$—	$—	(1)	$—	$—	(1)

International Opportunities
Investment Type*	Balance as of January 1, 2010 (000)	Accrued discounts/ premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)		Net purchase (sales) (000)	Net transfers in or out of level 3 (000)	Balance as of March 31, 2010 (000)
Common Stock	$1	$—	$—	$—	(2)	$—	$—	$1

*	See Schedule of Investments for values in each industry.
(1)	Valued at zero as of March 31, 2010.
(2)	Amount is less than $1,000.

(h)	Disclosures about Derivative Instruments and Hedging Activities-Bond Debenture and Capital Structure entered into U.S. Treasury futures contracts during the period ended March 31, 2010 (as described in note 2(d)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2010, Bond Debenture and Capital Structure held futures contracts with interest rate risk exposure with a cumulative unrealized appreciation of $1,441 and $28,440, respectively.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of March 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Capital Structure	Classic Stock
Tax cost	$458,218,959	$112,370,316	$28,340,996

Gross unrealized gain	31,537,449	13,436,409	4,668,601
Gross unrealized loss	(10,640,580)	(5,063,512)	(476,917)

Net unrealized security gain	$20,896,869	$8,372,897	$4,191,684

	Fundamental Equity	Growth and Income	Growth Opportunities
Tax cost	$101,775,698	$1,030,687,292	$83,247,653

Gross unrealized gain	17,516,341	152,115,148	25,308,561
Gross unrealized loss	(1,018,167)	(16,640,400)	(552,321)

Net unrealized security gain	$16,498,174	$135,474,748	$24,756,240

	International Opportunities	Mid Cap Value
Tax cost	$40,292,803	$394,102,330

Gross unrealized gain	6,953,761	92,929,431
Gross unrealized loss	(915,980)	(3,496,686)

Net unrealized security gain	$6,037,781	$89,432,745

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010